--------------------------------------------------------------------------------
                           CLEARWATER INVESTMENT TRUST
--------------------------------------------------------------------------------


                                February 12, 2003



TO:   Our Unit Holders

On December 31, 2002, the net asset value of the Clearwater Growth Fund was $17.70 per unit. The net asset value of the Clearwater Small Cap Fund was $13.11 per unit. On a total return basis for 2002, the Clearwater Growth Fund decreased by 22.3% and the Clearwater Small Cap Fund decreased by 10.3%. For comparative purposes, the Russell 1000 decreased by 21.7% and the Russell 2000 decreased by 20.5%. For the fourth quarter, the Clearwater Growth Fund increased 8.1% and the Clearwater Small Cap Fund increased 6.6%. The Russell 1000 increased 8.2% and the Russell 2000 increased 6.2%.

On December 31, 2002, the net asset value of the Clearwater Tax Exempt Bond Fund was $10.24 per unit. On a total return basis for 2002 the fund increased 7.1% with a fourth quarter return of 0.6%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 9.3% for the year with a 0.9% increase in the fourth quarter.

Please note that the funds' investment performances, discussed in this report, do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments:

     Introduction
     With the U.S. equity market finishing its third negative year in a row, investors did not have a place to hide in 2002. There was little room for optimism in any segment of the market as all major U.S. indexes posted negative returns. The October earnings season provided some relief to investors in the fourth quarter when the market rebounded and came off its lows. Respectable earnings from some large companies and the first interest rate cut in almost a year provided some cheer to investor sentiment but this was dampened by disappointing retail sales in the fourth quarter and uncertainty over an impending war with Iraq.

     Clearwater Fund's 2002 Experience
     The Russell 1000 Index was down 21.7% in 2002. The Clearwater Growth Fund, which has been tracking the Russell 1000 index at a predicted annualized tracking error of 1.5% was down 22.3% during the year. Since its inception in late 1997, the portfolio has performed well in line with expectations and has returned an annualized pre-tax return of 0.9% against 0.7% for the Russell 1000 index.

----------------------------------------- --------------------------------------
                                          Year to date Performance
----------------------------------------- --------------------------------------
Russell 1000 (Large Cap)                  -21.7%
----------------------------------------- --------------------------------------
Russell Mid Cap                           -16.2%
----------------------------------------- --------------------------------------
Russell Mid Cap Growth                    -27.4%
----------------------------------------- --------------------------------------
Russell 2000 (Small Cap)                  -20.5%
----------------------------------------- --------------------------------------
Clearwater Growth Fund                    -22.3%
----------------------------------------- --------------------------------------

Clearwater Investment Trust
February 12, 2003
Page 2

     Looking Forward
     The fund remains broadly diversified and is sector neutral relative to Russell 1000 index. We continue to harvest losses when appropriate while controlling risk in the portfolio. Active loss harvesting has resulted in the fund realizing approximately $8.2 million in net losses through the year. If history is a guide, the stock market recovery when it happens will be robust with different leadership from the last bull market. By being closely aligned to the Russell 1000 index the Clearwater portfolio is well positioned to participate in this recovery in a tax-efficient manner.


         [GRAHIC OMITTED]


Kennedy Capital Management, the sub-advisor for the Small Cap Fund, made the following comments:
     The fourth quarter performance for the KCM Core Product, which is the basis for the Clearwater Small Cap Fund, was +6.9% versus the Russell 2000, which was +6.2%. For the year 2002, the Core Product was down 9.4% compared to the -20.5% return for our Russell 2000 benchmark.

     The final half of 2002 was the first time since early 2000 that we saw small cap growth outperform small cap value. Even more interesting was that the performance leadership was provided by the earnings negative portion of the Russell 2000 and had a decidedly speculative tone. From early October until the holiday volume "recess" began in December, the speculative part of the small cap market kicked into high gear.

Clearwater Investment Trust
February 12, 2003
Page 3

     This scenario provided quite a few challenges from a management standpoint because the market had a fourth quarter 1998 "dot com craze" feel to it. A momentum style of investing seemed to return to the small cap market again, especially in many of the areas that concerned us the most from a valuation perspective, leaving us with no meaningful way to get involved and remain true to our valuation disciplines. We were very concerned regarding the inclusion into the Russell 2000 of many of these liquid and previously high-flying mid cap tech names that were laden with cash but had no clear earnings prospects on the horizon. Once these downtrodden stocks began to rally in the last half of the year, the performance of our portfolio of healthy companies suffered by comparison.

     We continue to maintain more of a value emphasis in our Core portfolio of stocks. This is due to our investment approach and also reflects our opinions resulting from of our conversations with management of companies in the frothier segments of the market. Based on our work our consensus continues to be one of caution. Our analysis continues to center on evaluating risks, understanding valuations, and determining our downside in investments.

     The first half of 2003 could be an exciting time for the KCM Core Product if the recently proposed fiscal policy can be implemented in this very low interest rate environment. Currently, the portfolio has an average market cap of $500 million and a median market cap of $300 million. The projected PE on the portfolio is 13x and the expected growth over the next five years for the average company is in excess of 20%. Financial Service, Technology, and Consumer Discretionary remain the largest weightings by sector in the portfolio. In addition, the greatest over-weights by sector vs. the Russell 2000 are Auto & Transports, Technology, and Consumer Discretionary. Finally, Producer Durables and Utilities are the areas of greatest under-weighting. The fourth quarter saw increased investment in Energy names along with some lightening in Technology and Financial Service names within the Core Product.

Clearwater Investment Trust
February 12, 2003
Page 4


         [OBJECT OMITTED]


Sit Fixed Income Advisors II, LLC, the sub-adviser for the Tax-Exempt Bond Fund, made the following comments:

     The fixed income markets completed their third consecutive year of strong performance in 2002. Heavy issuance in the corporate market and record issuance in the municipal market have been more than offset by strong cash flows into bond funds, as continued volatility in the equity markets and geopolitical uncertainties have combined to create continued strong demand for fixed income products. The Federal Reserve reduced short-term rates by 50 basis points to 1.25% on November 6 due to sluggishness in the economic recovery. Long-term rates, after falling most of the year, actually rose slightly in the fourth quarter, as the equity markets improved somewhat and concerns about the burgeoning federal budget deficit grew. The paltry yields offered by money market funds have forced investors to focus on taxable and tax-exempt bonds and real estate as alternatives. With the yield curve remaining steep, investors had to reach longer in maturity to find acceptable yields. Despite the declining trend of interest rates, the Fund's income return remained relatively constant. General obligation bonds slightly outperformed revenue bonds during the year, and higher quality issues outperformed those of lower credit quality. This performance is likely to reverse in 2003, given the significant budget crises facing state and local governments. The Fund's performance, while strong on an absolute basis due to the high current income it produces, was hurt by its shorter duration as well as its use of non-rated revenue bonds, neither of which help total return performance in a rallying bond market.

Clearwater Investment Trust
February 12, 2003
Page 5

     The economy has produced very bumpy performance over the past two years, but the consensus expectation is for stabilization by mid-2003. Once the recovery firms, which we also expect in the middle of the year, interest rates, particularly short-term rates, are likely to rise. Given this expectation, we shortened the Fund's average life duration from 5.0 to 4.1 years during the year. The Fund's shorter duration and its use of non-rated bonds have positioned it more defensively for the rise in interest rates that we expect during 2003. The Fund's relatively small use of general obligation bonds should also benefit the Fund's performance in the coming year. The Fund's strong yield should continue to produce high tax-exempt income for its shareholders in the current and expected environment. Demand should remain strong for lower-rated and non-rated bonds as investors reach for yield in this historically low interest rate environment. The Fund is positioned to take advantage of this environment given its emphasis on "A" rated and "BBB" rated bonds and its use of non-rated bonds. Investment of new cash flows will be focused on maturities in the 3-15 year range.


         [OBJECT OMITTED]

Clearwater Investment Trust
February 12, 2003
Page 6


                         EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds' Independent Trustees

 ======================== ================= ================== =================== ================== ===============
 Name, Address and Age    Positions Held    Term of Office     Principal           Number of          Other
                          with the Funds    and Length of      Occupation(s)       Portfolios in      Directorships
                                            Time Served        During the Last 5   the Fund Complex   Held by the
                                                               Years               Overseen by the    Trustee
                                                                                   Trustee
 ======================== ================= ================== =================== ================== ===============
 Lucy R. Jones (61)       Trustee           Tenure: 3 yrs      Private Investor
 332 Minnesota Street,                      Term: Indefinite                               3          None
 Saint Paul, Minnesota
 55101
 ------------------------ ----------------- ------------------ ------------------- ------------------ ---------------
 Lawrence H. King (47)1   Trustee           Tenure: 3 yrs      President and
                                            Term: Indefinite   Chief Executive             3          None
 332 Minnesota Street,                                         Officer,
 Saint Paul, Minnesota                                         Treessentials,
 55101                                                         Co., (nursery
                                                               supplies,
                                                               1989-Present)
 ------------------------ ----------------- ------------------ ------------------- ------------------ ---------------
 Charles W. Rasmussen     Trustee           Tenure: 3 yrs      President and
 (36)1                                      Term: Indefinite   Chief Executive             3          None
                                                               Officer, P&G
 332 Minnesota Street,                                         Manufacturing,
 Saint Paul, Minnesota                                         Inc. (air
 55101                                                         filtration
                                                               equipment,
                                                               2002-Present) ;

                                                               Financial
                                                               Analyst, U.S.
                                                               Bank, N.A.
                                                               (1998-2001);

                                                               MBA Student
                                                               (1997-1998);

                                                               Production
                                                               Forester,
                                                               Weyerhaeuser, Co.
                                                               (1989-1997)
 ------------------------ ----------------- ------------------ ------------------- ------------------ ---------------
 Laura E. Rasmussen       Trustee           Tenure: 3 yrs      Private Investor
 (39)1                                      Term: Indefinite                               3          None

 332 Minnesota Street,
 Saint Paul, Minnesota
 55101
 ------------------------ ----------------- ------------------ ------------------- ------------------ ---------------

1 Mr. King, Mr. Rasmussen and Ms. Rasmussen are spouses-in-law, and are all nieces or nephews of Mr. Weyerhaeuser (see below).

Clearwater Investment Trust
February 12, 2003
Page 7

Information about the Funds' Officers and Interested Trustee

 ==================== ================== ================== =================== ================== ==================
 Name, Address and    Positions Held     Term of Office     Principal           Number of          Other
 Age                  with the Funds     and Length of      Occupation(s)       Portfolios in      Directorships
                                         Time Served        During the Last 5   the Fund Complex   Held by the
                                                            Years               Overseen by the    Trustee
                                                                                Trustee
 ==================== ================== ================== =================== ================== ==================
 Philip W. Pascoe     President and      Tenure: 6 yrs      Chairman and
 (57)                 Chief Executive    Term Expires:      Chief Executive             3          None
                      Officer,           December, 2002     Officer,
 1145 Broadway        Treasurer                             Treasurer,
 Plaza, P.O. Box                                            Clearwater
 1278, Tacoma,                                              Management
 Washington 98402                                           Company
                                                           (1996-Present);

                                                            Managing
                                                            Director, U.S.
                                                            Bank-Piper
                                                            Jaffray, Inc.
                                                            (1996-Present)
 -------------------- ------------------ ------------------ ------------------- ------------------ ------------------
 Frederick T.         Trustee, Vice      As Trustee;        Private Investor                       Potlatch
 Weyerhaeuser (71)1   President and      Tenure: 16 yrs                                 3          Corporation
                      Secretary          Term: Indefinite                                          (1960-Present)
 332 Minnesota
 Street, Saint                           As Officer;                                               Minnesota Mutual
 Paul, Minnesota                         Tenure: 4 yrs                                             Life Insurance
 55101                                   Term Expires:                                             Co. and
                                         December, 2002                                            Subsidiaries
                                                                                                   (1968-Present)
 -------------------- ------------------ ------------------ ------------------- ------------------ ------------------

1 Mr. Weyerhaeuser is an interested trustee due to his daughter's position as a director of Clearwater Management Company, the Funds' adviser.



       Clearwater Investment Trust                            Clearwater Management Company
       ---------------------------                            ------------------------------
       P. W. Pascoe, President and CEO                        P. W. Pascoe, Chairman and Treasurer
       F. T. Weyerhaeuser, V. P. and Secretary                W. T. Weyerhaeuser, V. P. and Secretary
       L. R. Jones                                            S. B. Carr, Jr.
       L. H. King                                             W. J. Driscoll
       C. W. Rasmussen                                        E. D. Hlavka
       L. R. Rasmussen                                        C. W. Morley
                                                              R. J. Phares
                                                              F. W. Piasecki
                                                              D. C. Titcomb
                                                              G. H. Weyerhaeuser, Jr.

KPMG











                           CLEARWATER INVESTMENT TRUST

                              Financial Statements

                           December 31, 2002 and 2001

                   (With Independent Auditors' Report Thereon)

KPMG

     4200 Wells Fargo Center
     90 South Seventh Street
     Minneapolis, Minnesota 55402






                          Independent Auditors' Report



The Board of Trustees and Shareholders
Clearwater Investment Trust:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities of Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund (funds within Clearwater Investment Trust) as of December 31, 2002; the related statements of operations for the year then ended; the statements of changes in net assets for each of the years in the two-year period then ended; and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund as of December 31, 2002, and the results of their operations, changes in their net assets, and financial highlights for the years then ended, in conformity with accounting principles generally accepted in the United States of America.


                        KPMG LLP


January 31, 2003

                           CLEARWATER INVESTMENT TRUST

                      Statements of Assets and Liabilities

                                December 31, 2002


                                                                   Growth              Small Cap            Tax-Exempt
                                                                    Fund                 Fund                Bond Fund
                                                              ------------------   ------------------    ------------------
                         Assets

Investments in securities, at market value
  (identified cost:  $66,281,643 Growth Fund;
     $72,211,541 Small Cap Fund; $89,505,399
     Tax-Exempt Bond Fund)                                $         103,715,670           77,200,889            91,039,994
Cash                                                                          0              159,557                     0
Receivable for investment securities sold                             2,010,763              353,911                     0
Accrued dividend and interest receivable                                155,312              116,910             1,434,930
                                                              ------------------   ------------------    ------------------

                           Total Assets                             105,881,745           77,831,267            92,474,924

                       Liabilities

Disbursements in excess of cash                                         609,252                    0               290,129
Payables for investment securities purchased                            837,104               17,012               150,700
Payables for fund shares repurchased                                    350,637               67,612                     0
Accrued management fee                                                  104,252              254,926               128,841
                                                              ------------------   ------------------    ------------------

                           Total Liabilities                          1,901,245              339,550               569,670

Net Assets:                                               $         103,980,500           77,491,717            91,905,254
                                                              ==================   ==================    ==================




                         Capital

Capital stock and additional paid-in capital
  (authorized unlimited number of shares at no
      par value for each Fund: outstanding
      5,875,185; 5,911,666 and 8,971,979
      shares, respectively)                               $          75,346,091           74,220,158            90,368,771
Undistributed net investment income (loss)                               14,195                    0                     0
Accumulated net realized gain (loss) (note 5)                        (8,813,813)          (1,717,789)                1,888
Unrealized appreciation of investments                               37,434,027            4,989,348             1,534,595
                                                              ------------------   ------------------    ------------------

Net Assets:                                               $         103,980,500           77,491,717            91,905,254
                                                              ==================   ==================    ==================

Net asset value per share of outstanding
    capital stock                                         $               17.70                13.11                 10.24
                                                              ==================   ==================    ==================


See accompanying notes to financial statements         1

                           CLEARWATER INVESTMENT TRUST

                            Statements of Operations

                          Year ended December 31, 2002


                                                                         Growth            Small Cap          Tax-Exempt
                                                                          Fund               Fund             Bond Fund
                                                                    -----------------   ----------------   -----------------
Investment income:
  Income:
     Dividends (net of foreign taxes withheld of $4,083,
       $869 and $0, respectively)                                 $        1,825,584          1,023,878             121,228
     Interest                                                                 14,075             77,951           5,303,773
                                                                    -----------------   ----------------   -----------------

              Total income                                                 1,839,659          1,101,829           5,425,001

     Expenses:  (note 6)
          Investment advisory fee                                            529,521          1,123,473             518,983
          Voluntary fee reduction                                            (32,094)            (7,782)            (17,998)
                                                                    -----------------   ----------------   -----------------

              Total net expenses                                             497,427          1,115,691             500,985
                                                                    -----------------   ----------------   -----------------

              Net investment income (loss)                                 1,342,232            (13,862)          4,924,016
                                                                    -----------------   ----------------   -----------------

Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on security transactions                       (8,328,139)        (1,667,742)            183,340
  Unrealized appreciation (depreciation) during the period               (23,096,064)        (7,042,390)            810,112
                                                                    -----------------   ----------------   -----------------

              Net gain (loss) on investments                             (31,424,203)        (8,710,132)            993,452
                                                                    -----------------   ----------------   -----------------

              Net increase (decrease) in net assets
                from operations                                   $      (30,081,971)        (8,723,994)          5,917,468
                                                                    =================   ================   =================











See accompanying notes to financial statements         2

                           CLEARWATER INVESTMENT TRUST

                       Statements of Changes in Net Assets

                     Years ended December 31, 2002 and 2001


                                            Growth Fund                Small Cap Fund               Tax-Exempt Bond Fund
                                            -------------------------  ------------------------   -------------------------
                                            12/31/2002   12/31/2001    12/31/2002   12/31/2001    12/31/2002   12/31/2001
                                            -----------  ------------  -----------  -----------   -----------  ------------
Operations:
  Net investment income (loss)            $  1,342,232     1,122,176      (13,862)     602,496     4,924,016     4,396,427
  Net realized gain (loss) on investments   (8,328,139)     (485,675)  (1,667,742)     (50,045)      183,340     1,290,673
  Unrealized appreciation (depreciation)
     during the period                      (23,096,064) (21,125,387)  (7,042,390)   8,756,183       810,112    (1,203,691)
                                            -----------  ------------  -----------  -----------   -----------  ------------

      Net increase (decrease) in net assets
           from operations                  (30,081,971) (20,488,886)  (8,723,994)   9,308,634     5,917,468     4,483,409

Distributions to shareholders from:
  Net investment income                     (1,330,356)   (1,130,662)      (1,150)    (600,298)   (4,924,016)   (4,396,427)
  Net realized gain on investments                   0      (299,597)         (32)    (113,882)     (181,766)   (1,292,631)
                                            -----------  ------------  -----------  -----------   -----------  ------------

     Total distributions to shareholders    (1,330,356)   (1,430,259)      (1,182)    (714,180)   (5,105,782)   (5,689,058)

Capital share transactions (note 4)
  Proceeds from shares sold                  4,576,088     4,008,650    8,472,480    8,763,862    11,362,276    12,170,532
  Reinvestment of distributions from net
     investment income and gain                713,105       777,532          728      457,155     2,657,221     3,199,977
  Payments for shares redeemed              (2,687,915)   (4,886,701)  (4,230,414)  (3,737,061)   (4,612,973)   (6,572,046)
                                            -----------  ------------  -----------  -----------   -----------  ------------

  Increase (decrease) in net assets from capital
     shares transactions                     2,601,278      (100,519)   4,242,794    5,483,956     9,406,524     8,798,463
                                            -----------  ------------  -----------  -----------   -----------  ------------

     Total increase (decrease) in net assts (28,811,049) (22,019,664)  (4,482,382)  14,078,410    10,218,210     7,592,814

Net assets:
  At the beginning of the period            132,791,549  154,811,213   81,974,099   67,895,689    81,687,044    74,094,230
                                            -----------  ------------  -----------  -----------   -----------  ------------

  At the end of the period                $ 103,980,500  132,791,549   77,491,717   81,974,099    91,905,254    81,687,044
                                            ===========  ============  ===========  ===========   ===========  ============

  Undistributed Net Income                $     14,195         2,319            0        1,150             0             0
                                            ===========  ============  ===========  ===========   ===========  ============









See accompanying notes to financial statements         3

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                               December 31, 2002


(1)    Organization

       Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

       The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index, an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the fund's policy to minimize realization of taxable gains.

       The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

       The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.




                                       4                             (Continued)

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                               December 31, 2002



(2)    Summary of Significant Accounting Policies

       The significant accounting policies followed by the funds are as follows:

           Investments in Securities

           Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

           Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.


           Federal Taxes

           The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar year basis the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

           Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by


                                       5                             (Continued)

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                               December 31, 2002



           the funds. The tax character of distributions paid during the year ended December 31, 2002 was as follows:

                                               Tax-                 Ordinary              Long-Term
                                              Exempt                 Income             Capital Gain                Total
                                        --------------------   --------------------  --------------------    --------------------
           Growth Fund                $                   0  $           1,330,356 $                   0   $           1,330,356
           Small Cap Fund                                 0                  1,182                     0                   1,182
           Tax-Exempt Bond                        4,816,583                107,701               181,498               5,105,782

           As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:



                                                                                         Clearwater
                                            Clearwater             Clearwater            Tax-Exempt
                                            Growth Fund          Small Cap Fund           Bond Fund
                                        --------------------   --------------------  --------------------
           Undistributed
             Ordinary Income          $              14,195                      0                     0
           Undistributed
             Capital Gain                                 0                      0                 1,888
           Accumulated Capital
             Losses                              (8,813,805)              (975,819)                    0
           Unrealized Appre-
             ciation(Depreciation)               37,434,019              4,247,378             1,534,595
                                        --------------------   --------------------  --------------------
             Total                    $          28,634,409              3,271,559             1,536,483
                                        ====================   ====================  ====================

           On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

                                                               Clearwater
                                                             Small Cap Fund
                                                           --------------------
           Undistributed net income                      $              13,862
           Accumulated net realized gains                                   32
           Additional paid-in capital                                  (13,894)



                                       6                             (Continued)

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                               December 31, 2002


           Distributions to Shareholders

           Distributions to shareholders from net investment income, if any, are declared annually for the Clearwater Growth and Small Cap Funds and declared daily, payable monthly, for the Clearwater Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.


           Use of Estimates

           The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)    Investment Security Transactions

       Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended December 31, 2002, were as follows:

                                                                    Purchases               Sales
                                                               --------------------  --------------------
                                                               --------------------  --------------------
       Clearwater Growth Fund                                $          39,247,319 $          36,823,767
       Clearwater Small Cap Fund                                        69,595,105            64,263,714
       Clearwater Tax-Exempt Bond Fund                                  40,550,416            33,101,639


                                       7                             (Continued)

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                               December 31, 2002


(4)    Capital Share Transactions

       Transactions in shares of each fund for the year ended December 31, 2002 and 2001 were as follows:


                                              Clearwater Growth Fund                      Clearwater Small Cap Fund
                                    -------------------------------------------  --------------------------------------------
                                       December 31,           December 31,          December 31,            December 31,
                                           2002                   2001                  2002                    2001
                                    --------------------   --------------------  --------------------    --------------------
       Sold                       $             221,526                164,920               612,760                 629,352
       Issued for reinvested
         distributions                           40,288                 33,762                    56                  32,081
       Redeemed                                (143,744)              (204,600)             (312,789)               (266,974)

                                    --------------------   --------------------  --------------------    --------------------
       Increase (decrease)        $             118,070                 (5,918)              300,027                 394,459
                                    ====================   ====================  ====================    ====================

                                              Clearwater Tax-Exempt
                                                    Bond Fund
                                    -------------------------------------------
                                       December 31,           December 31,
                                           2002                   2001
                                    --------------------   --------------------
       Sold                       $           1,110,526              1,170,174
       Issued for reinvested
         distributions                          259,732                310,537
       Redeemed                                (451,644)              (634,382)

                                    --------------------   --------------------
       Increase                   $             918,614                846,329
                                    ====================   ====================

(5)    Capital Loss Carry-Over

       For federal income tax purposes, the Clearwater Growth Fund and Clearwater Small Cap Fund have capital loss carryovers of $8,813,805 and $975,819, respectively, at December 31, 2002, which, if not offset by subsequent capital gains, will expire as follows:

                                            Clearwater             Clearwater              Year of
                                            Growth Fund          Small Cap Fund          Expiration
                                        --------------------   --------------------  --------------------
                                      $             485,676                 50,046          2009
                                                  8,328,129                925,773          2010
                                        --------------------   --------------------
                     Total            $           8,813,805                975,819
                                        ====================   ====================



                                        8                            (Continued)

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                               December 31, 2002

(6)    Expenses and Related Party Transactions

       The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of 0.45%, 1.35% and 0.60% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest and extraordinary expenses. Effective July 1, 2002 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.39%, 1.33%, and 0.56%, respectively. This voluntary fee reduction may by rescinded at any time.

       The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million. The sub-advisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of 0.40% on the first $20 million in net assets and then decreasing in reduced percentages to 0.20% of net assets in excess of $75 million.







                                       9                             (Continued)

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                               December 31, 2002

(7)  Financial Highlights

       Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:



                                                                   Year ended December 31
                                               -------------------------------------------------------------
              Clearwater Growth Fund             2002         2001         2000        1999         1998
       --------------------------------------  ----------  -----------  -----------  ----------  -----------
       Net asset value, beginning of year    $     23.07        26.86        31.94       25.92        21.17
       Income from investment
         operations:
            Net investment income                   0.23         0.19         0.16        0.11         0.09
            Net realized and unrealized gains      (5.37)       (3.73)       (0.87)       6.18         4.71
             (loss)                            ----------  -----------  -----------  ----------  -----------
              Total from investment
                operations                         (5.14)       (3.54)       (0.71)       6.29         4.80
                                               ----------  -----------  -----------  ----------  -----------

       Less distributions:
         Dividends from net investment income      (0.23)       (0.20)       (0.17)      (0.14)       (0.05)
         Distributions from net realized gains      0.00        (0.05)       (4.20)      (0.13)        0.00
                                               ----------  -----------  -----------  ----------  -----------
              Total distributions                  (0.23)       (0.25)       (4.37)      (0.27)       (0.05)
                                               ----------  -----------  -----------  ----------  -----------
       Net asset value, end of year          $     17.70        23.07        26.86       31.94        25.92
                                               ==========  ===========  ===========  ==========  ===========

       Total return(a)                            (22.3%)      (13.2%)       (2.0%)      24.3%        22.7%

       Net assets, end of year (000s omitted)$   103,981      132,792      154,811     169,913      134,773

       Ratio of expenses to average net assets(b)  0.43%        0.45%        0.45%       0.45%        0.45%

       Ratio of net investment income to
         average net assets(b)                     1.14%        0.80%        0.52%       0.39%        0.39%

       Portfolio turnover rate (excluding short-
         term securities)                         31.40%       43.20%       57.28%      12.19%        3.65%

       (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

       (b) Total fund expenses are contractually limited to .45% of average daily net assets. However, during the year ended December 31, 2002, the investment adviser voluntarily reduced management fees otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .45% and the ratio of net investment income to average daily net assets would have been 1.12%.


                                       10                            (Continued)

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                               December 31, 2002


                                                                   Year ended December 31
                                               -------------------------------------------------------------
             Clearwater Small Cap Fund           2002         2001         2000        1999         1998
       --------------------------------------  ----------  -----------  -----------  ----------  -----------
       Net asset value, beginning of year    $     14.61        13.01        15.13       13.08        15.24
       Income from investment
         operations:
            Net investment income (loss)           (0.01)        0.11        (0.04)      (0.05)       (0.04)
            Net realized and unrealized gains      (1.49)        1.62         1.41        3.57        (1.04)
             (loss)                            ----------  -----------  -----------  ----------  -----------
              Total from investment
                operations                         (1.50)        1.73         1.37        3.52        (1.08)
                                               ----------  -----------  -----------  ----------  -----------

       Less distributions:
         Distributions from net invest income       0.00        (0.11)        0.00        0.00         0.00
         Distributions from net realized gains      0.00        (0.02)       (3.49)      (1.47)       (1.08)
                                               ----------  -----------  -----------  ----------  -----------
              Total distributions                   0.00        (0.13)       (3.49)      (1.47)       (1.08)
                                               ----------  -----------  -----------  ----------  -----------
       Net asset value, end of year          $     13.11        14.61        13.01       15.13        13.08
                                               ==========  ===========  ===========  ==========  ===========

       Total return(a)                            (10.3%)       13.3%        10.7%       27.3%        (7.1%)

       Net assets, end of year (000s omitted)$    77,492       81,974       67,896      59,196       39,217

       Ratio of expenses to average net assets(b)  1.34%        1.35%        1.35%       1.34%        1.36%

       Ratio of net investment income (loss) to
         average net assets(b)                    (0.02%)       0.80%       (0.27%)     (0.35%)      (0.26%)

       Portfolio turnover rate (excluding short-
         term securities)                         81.16%      117.75%      149.01%     112.63%       88.27%

       (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

       (b) Total fund expenses are contractually limited to 1.35% of average daily net assets. However, during the year ended December 31, 2002, the investment adviser voluntarily reduced management fees otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.35% and the ratio of net investment income (loss) to average daily net assets would have been (.03%).


                                       11                            (Continued)

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                               December 31, 2002


                                                      Year ended December 31
                                               ------------------------------------
       Clearwater Tax-Exempt Bond Fund           2002         2001       2000 (a)
       --------------------------------------  ----------  -----------  -----------
       Net asset value, beginning of period  $     10.14        10.28        10.00
       Income from investment
         operations:
            Net investment income                   0.58         0.59         0.55
            Net realized and unrealized gains       0.12         0.02         0.31
                                               ----------  -----------  -----------
              Total from investment
                operations                           0.7         0.61         0.86

       Less distributions:
         Dividends from net investment income      (0.58)       (0.59)       (0.55)
         Distributions from net realized gains     (0.02)       (0.16)       (0.03)
                                               ----------  -----------  -----------
              Total distributions                  (0.60)       (0.75)       (0.58)
                                               ----------  -----------  -----------
       Net asset value, end of year          $     10.24        10.14        10.28
                                               ==========  ===========  ===========

       Total return(b)                             7.1%         6.1%         8.9%

       Net assets, end of year (000s omitted)$    91,905       81,687       74,094

       Ratio of expenses to average net assets(d)  0.58%        0.60%        0.60% (c)

       Ratio of net investment income (loss) to
         average net assets(d)                     5.69%        5.64%        5.72% (c)

       Portfolio turnover rate (excluding short-
         term securities)                         39.79%       43.23%       23.86%

       (a) For the period from January 14, 2000 (commencement of operations) to December 31, 2000.

       (b) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

       (c)    Annualized.

       (d) Total fund expenses are contractually limited to .60% of average daily net assets. However, during the year ended December 31, 2002, the investment adviser voluntarily reduced management fees otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .60% and the ratio of net investment income to average daily net assets would have been 5.67%.


                                      12                             (Continued)

                       CLEARWATER GROWTH FUND

                      Schedule of Investments

                    Year Ended December 31, 2002

      Face                                                                                              Percent
     amount                                                                             Market            of
    or shares                         Security                         Cost            value (a)      net assets
------------------ ---------------------------------------------------------------  ---------------- --------------

COMMON STOCKS:

    CONSUMER DISCRETIONARY:
            1,900  ABERCROMBIE AND FITCH CO (b)                  $      38,707.00         38,874.00
            2,050  AMAZON COM INC (b)                                   27,528.43         38,724.50
              150  AMERICAN EAGLE OUTFITTERS INC (b)                     1,674.75          2,067.00
              900  AMERICAN GREETINGS CORP (b)                          13,869.00         14,220.00
           28,600  AOL TIME WARNER INC (b)                             361,790.00        374,660.00
            2,875  BED BATH & BEYOND INC (b)                           101,867.17         99,273.75
            1,250  BELO CORP                                            18,687.50         26,650.00
            3,200  BEST BUY CO INC                                      84,881.60         77,280.00
            1,000  BLACK & DECKER CORPORATION                           33,405.00         42,890.00
            2,525  CABLEVISION NY GROUP CLASS A (b)                     21,801.10         42,268.50
              784  CARMAX INC (b)                                       11,031.08         14,017.92
           37,000  CENDANT CORP (b)                                    284,605.76        387,760.00
            3,300  CENTEX CORP                                          74,691.79        165,660.00
            4,900  CIRCUIT CITY STORES INC                              43,035.35         36,358.00
            3,675  CLEAR CHANNEL COMMUNICATIONS (b)                    128,184.00        137,040.75
            1,200  COACH INC                                            14,970.00         39,504.00
           16,045  COMCAST CORP NEW (b)                                378,567.11        378,180.65
            2,525  COMCAST CORP NEW (b)                                 60,520.72         57,039.75
            5,700  COSTCO WHSL CORP NEW (b)                            165,702.28        159,942.00
            2,825  COX RADIO INC (b)                                    68,759.65         64,438.25
            1,450  CUMULUS MEDIA INC (b)                                19,522.95         21,561.50
            2,200  DARDEN RESTAURANTS INC                               47,802.04         44,990.00
            7,000  DELPHI CORP                                          58,702.70         56,350.00
            3,200  DILLARDS INC                                         57,726.08         50,752.00
           13,500  DISNEY WALT CO                                      265,950.00        220,185.00
            3,500  DOLLAR GEN CORP                                      51,905.00         41,825.00
            5,400  DOW JONES & CO INC                                  241,164.00        233,442.00
            3,700  EASTMAN KODAK CO                                    127,088.34        129,648.00
            4,400  EBAY INC (b)                                        145,400.20        298,408.00
            2,925  EMMIS COMMUNICATIONS CORP (b)                        58,383.00         60,927.75
            1,125  ENTERCOM COMMUNICATIONS CORP (b)                     49,321.24         52,785.00
            2,000  FAMILY DLR STORES INC                                61,336.00         62,420.00
           29,800  FORD MTR CO DEL                                     306,940.00        277,140.00
            7,700  FORTUNE BRANDS INC                                  282,788.06        358,127.00
            3,125  FOX ENTMT GROUP INC (b)                              63,756.88         81,031.25
              700  FURNITURE BRANDS INTL INC (b)                        18,790.00         16,695.00
            1,750  GANNETT INC                                         128,427.95        125,650.00
            7,700  GAP INC                                             112,586.00        119,504.00
            8,000  GENERAL MTRS CORP                                   309,508.00        294,880.00
            3,900  GENERAL MTRS CORP (b)                                39,203.19         41,730.00
            8,500  GOODYEAR TIRE AND RUBBER                             67,223.95         57,885.00
           15,850  HARLEY DAVIDSON INC                                  92,861.19        732,270.00
              575  HEARST ARGYLE TELEVISION INC (b)                     12,880.00         13,863.25
            2,300  HISPANIC BROADCASTING CORP (b)                       42,009.50         47,265.00
           46,925  HOME DEPOT INC                                       30,604.15      1,124,323.00
              125  HOTELS COM (b)                                        5,251.00          6,828.75
            1,425  JOHNSON CTLS INC                                    113,368.44        114,242.25
            1,500  JONES APPAREL GROUP INC (b)                          50,980.95         53,160.00
           11,750  KOHLS CORP (b)                                       93,813.75        657,412.50
              100  LAMAR ADVERTISING CO (b)                              3,066.70          3,365.00
            1,750  LA QUINTA CORP (b)                                    3,605.00          7,700.00
           35,250  LIBERTY MEDIA CORP NEW (b)                          319,417.88        315,135.00
            8,090  LIMITED BRANDS INC                                   92,850.74        112,693.70
            1,000  LIN TV CORP (b)                                      23,400.00         24,350.00
              950  LIZ CLAIBORNE INC                                    30,250.54         28,167.50
            2,600  LOWES COS INC                                        78,149.50         97,500.00
           20,600  MARRIOTT INTL INC NEW                               171,718.50        677,122.00
              100  MAY DEPT STORES CO                                    2,371.25          2,298.00
            1,075  MAYTAG CORP                                          30,208.00         30,637.50

See accompanying notes to investments in securities         13       (continued)

                       CLEARWATER GROWTH FUND

                      Schedule of Investments

                    Year Ended December 31, 2002

      Face                                                                                              Percent
     amount                                                                             Market            of
    or shares                         Security                         Cost            value (a)      net assets
------------------ ---------------------------------------------------------------  ---------------- --------------

    CONSUMER DISCRETIONARY (Cont'd):
           17,800  MCDONALDS CORP                                $     336,776.00        286,224.00
              400  MCGRAW HILL COS INC                                  16,537.00         24,176.00
            5,500  NEW YORK TIMES CO                                   226,118.75        251,515.00
            2,500  NORDSTROM INC                                        52,596.00         47,425.00
            3,900  OFFICE DEPOT INC (b)                                 58,321.00         57,564.00
              900  OMNICOM GROUP                                        38,686.50         58,140.00
            1,000  PAYLESS SHOESOURCE INC (b)                           54,179.50         51,470.00
            6,600  PENNEY J C INC                                      146,481.00        151,866.00
            1,500  POLO RALPH LAUREN CORP (b)                           31,320.00         32,640.00
            2,150  RADIO ONE INC (b)                                    28,968.93         31,024.50
            5,800  READERS DIGEST ASSN INC                             102,892.00         87,580.00
            1,575  REEBOK INTL LTD (b)                                  43,622.93         46,305.00
            1,000  ROSS STORES INC                                      30,030.00         42,390.00
              700  SNAP ON INC                                          17,991.40         19,677.00
              975  STANLEY WORKS                                        33,566.50         33,715.50
            1,875  STARBUCKS CORP (b)                                   41,913.00         38,212.50
              750  STARWOOD HOTELS & RESORTS                            18,555.00         17,805.00
            1,500  TIFFANY & CO NEW                                     38,061.00         35,865.00
            6,775  TJX COS INC NEW                                     121,173.25        132,248.00
            1,500  TRIBUNE CO NEW                                       63,274.95         68,190.00
            7,200  UNIVISION COMMUNICATIONS INC                        189,396.00        176,400.00
            2,175  USA INTERACTIVE (b)                                  47,654.25         49,851.00
            1,100  V F CORP                                             42,614.00         39,655.00
           11,850  VIACOM INC (b)                                      433,142.46        483,006.00
           28,425  WAL MART STORES INC                               1,348,782.28      1,435,746.75
            1,850  WESTWOOD ONE INC (b)                                 51,733.00         69,116.00
            3,600  WHIRLPOOL CORP                                      155,817.45        187,992.00
            4,100  YUM BRANDS INC                                       62,875.00         99,302.00
            1,200  ZALE CORP NEW (b)                                    39,515.04         38,280.00
                                                                  ----------------  ----------------
                                                                     9,517,206.15     12,984,500.27         12.49%
    CONSUMER STAPLES:
            6,500  ANHEUSER BUSCH COS INC                              313,893.50        314,600.00
              150  AVON PRODS INC                                        4,930.88          8,080.50
           35,600  COCA COLA CO                                      1,068,618.00      1,559,992.00
            7,400  COLGATE PALMOLIVE CO                                372,027.80        387,982.00
            2,300  CONAGRA INC                                          56,221.50         57,523.00
              400  CVS CORP                                             11,916.00          9,988.00
            1,373  DEL MONTE FOODS CO (b)                               10,419.30         10,574.37
            2,000  GENERAL MLS INC                                      85,691.50         93,900.00
           31,100  GILLETTE CO                                         518,133.85        944,196.00
            3,075  HEINZ H J CO                                         96,319.38        101,075.25
            2,750  KIMBERLY CLARK CORP                                 142,946.29        130,542.50
            1,400  KROGER CO (b)                                        22,635.76         21,630.00
           25,650  PEPSICO INC                                         924,004.40      1,082,943.00
           38,900  PHILIP MORRIS COS INC                               814,716.77      1,576,617.00
           15,000  PROCTER & GAMBLE CO                                 560,341.77      1,289,100.00
              600  REYNOLDS R J TOB HLDGS INC                           21,084.75         25,266.00
            5,350  SARA LEE CORP                                       105,906.06        120,428.50
              300  SMUCKER J M CO                                        4,312.83         11,943.00
            3,700  SUPERVALU INC                                        62,955.13         61,087.00
            7,900  SYSCO CORP                                          121,024.50        235,341.00
            5,927  TYSON FOODS INC (DEL)                                52,174.25         66,500.94
            2,200  UST INC                                              55,269.50         73,546.00
           29,450  WALGREEN CO                                         352,770.25        859,645.50
            3,600  WRIGLEY WM JR CO                                    125,320.50        197,568.00
                                                                  ----------------  ----------------

See accompanying notes to investments in securities         14       (continued)

                       CLEARWATER GROWTH FUND

                      Schedule of Investments

                    Year Ended December 31, 2002

      Face                                                                                              Percent
     amount                                                                             Market            of
    or shares                         Security                         Cost            value (a)      net assets
------------------ ---------------------------------------------------------------  ---------------- --------------
                                                                     5,903,634.47      9,240,069.56          8.89%
    ENERGY:
            3,050  AMERADA HESS CORP                             $     176,480.02        167,902.50
            3,873  ANADARKO PETE CORP                                  159,067.50        185,516.70
            1,595  APACHE CORP                                          61,627.61         90,899.05
           13,388  BP PLC (d)                                          331,487.82        544,222.20
            5,450  BURLINGTON RES INC                                  178,458.36        232,442.50
            7,064  CHEVRONTEXACO CORP                                  598,725.97        469,614.72
            8,119  CONOCOPHILLIPS                                      345,304.20        392,878.41
            1,299  DEVON ENERGY CORPORATION NEW                         51,062.25         59,624.10
            4,250  EOG RESOURCES INC                                    80,823.95        169,660.00
           72,799  EXXON MOBIL CORP                                  2,916,238.96      2,543,597.06
            1,200  MURPHY OIL CORP                                      32,054.76         51,420.00
            1,800  NATIONAL OILWELL INC (b)                             27,981.00         39,312.00
            2,900  NOBLE ENERGY INC                                     74,136.48        108,895.00
           16,450  OCCIDENTAL PETE CORP                                308,653.00        468,002.50
              500  OCEAN ENERGY INC NEW                                  8,723.50          9,985.00
            3,200  PIONEER NAT RES CO (b)                               48,507.20         80,800.00
            9,000  SCHLUMBERGER LTD                                    210,433.75        378,810.00
            4,850  SUNOCO INC                                          109,368.96        160,923.00
            9,692  TRANSOCEAN INC                                      182,407.13        224,854.40
            4,850  UNOCAL CORP                                         134,714.24        148,313.00
            1,865  VALERO ENERGY CORP                                   51,021.91         68,893.10
            1,400  XTO ENERGY INC                                       18,176.90         34,580.00
                                                                  ----------------  ----------------
                                                                     6,105,455.47      6,631,145.24          6.38%

    FINANCIALS:
            3,650  AFLAC INC                                           103,301.98        109,938.00
            5,800  ALLIED CAP CORP NEW                                 130,326.00        126,614.00
            5,800  ALLSTATE CORP                                       219,578.59        214,542.00
            1,000  AMB PPTY CORP                                        20,197.50         27,360.00
           12,475  AMERICAN EXPRESS CO                                 497,342.19        440,991.25
           37,516  AMERICAN INTL GROUP INC                             463,033.20      2,170,300.60
            3,800  ANNALY MTG MGMT INC                                  69,236.00         71,440.00
            3,000  AON CORP                                             57,150.00         56,670.00
            6,600  ASTORIA FINL CORP                                    87,762.51        179,190.00
           18,375  BANK AMER CORP                                    1,035,816.22      1,278,348.75
           16,550  BANK ONE CORP                                       510,752.86        604,902.50
            4,700  BANKNORTH GROUP INC NEW                              86,563.19        106,220.00
            2,150  BB&T CORP                                            80,001.50         79,528.50
            1,100  BEAR STEARNS COS INC                                 56,969.00         65,340.00
            2,700  BLOCK H & R INC                                      43,697.48        108,540.00
              200  CATELLUS DEV CORP (b)                                 3,143.00          3,970.00
            7,581  CHARTER ONE FINL INC                                126,025.01        217,802.13
            2,000  CHUBB CORP                                          116,260.00        104,400.00
           66,215  CITIGROUP INC                                       888,074.94      2,330,105.85
            1,300  CNA FINL CORP (b)                                    34,024.25         33,280.00
            1,550  COLONIAL BANCGROUPINC                                20,380.95         18,491.50
            1,000  COMERICA INC                                         50,915.00         43,240.00
            5,150  COMMERCIAL FED CORP                                  78,155.88        120,252.50
            1,550  COUNTRYWIDE FINL CORP                                40,480.57         80,057.50
            1,100  CRESCENT REAL ESTATE EQUITIES                        18,788.00         18,304.00
            1,600  DIME BANCORP INC NEW (b)                                  0.00            193.60
           10,400  DUN AND BRADSTREET CORP DEL (b)                     261,505.58        358,696.00
           17,950  FEDERAL HOME LN MTG CORP                             54,544.72      1,059,947.50
            6,025  FEDERAL NATL MTG ASSN                               400,565.25        387,588.25
            2,175  FIFTH THIRD BANCORP                                 109,346.25        127,346.25
            8,450  FIRST TENN NATL CORP                                255,733.24        303,693.00
            3,300  FIRST VA BKS INC                                     96,503.00        122,859.00
           19,250  FISERV INC (b)                                      173,606.48        653,537.50
           11,500  FLEETBOSTON FINL CORP                               307,050.00        279,450.00
           17,300  FRANKLIN RES INC                                    319,529.22        589,584.00
            9,900  GENERAL GROWTH PPTYS INC                            368,249.31        514,800.00
            1,800  GOLDMAN SACHS GROUP INC                             130,848.00        122,580.00
            1,250  GREENPOINT FINL CORP                                 30,617.75         56,475.00

See accompanying notes to investments in securities         15       (continued)

                       CLEARWATER GROWTH FUND

                      Schedule of Investments

                    Year Ended December 31, 2002

      Face                                                                                              Percent
     amount                                                                             Market            of
    or shares                         Security                         Cost            value (a)      net assets
------------------ ---------------------------------------------------------------  ---------------- --------------

    FINANCIALS (Cont'd):
              850  HARTFORD FINANCIAL SVCS GRP                   $      40,851.00         38,615.50
              100  HIBERNIA CORP                                         1,081.00          1,926.00
              425  HOSPITALITY PPTYS TR                                 15,351.00         14,960.00
            3,200  HUNTINGTON BANCSHARES INC                            48,480.00         59,872.00
            3,800  ISTAR FINL INC                                       75,215.28        106,590.00
           19,100  J P MORGAN CHASE & CO                               471,206.55        458,400.00
              600  JOHN HANCOCK FINANCIAL SRVCS                         18,000.00         16,740.00
           12,100  KEYCORP NEW                                         225,332.25        304,194.00
            1,000  LEHMAN BROTHERS HLDGS INC                            54,142.95         53,290.00
            3,625  LINCOLN NATL CORP IN                                113,501.62        114,477.50
            2,100  LOEWS CORP                                           49,966.14         93,366.00
              260  M & T BK CORP                                        10,975.91         20,631.00
            5,400  MACK CA RLTY CORP                                   169,534.08        163,620.00
            1,900  MARSH & MCLENNAN COS INC                             48,954.50         87,799.00
            1,850  MBIA INC                                             82,767.50         81,141.00
            9,100  MBNA CORP                                           202,437.94        173,082.00
            7,300  MELLON FINL CORP                                    220,473.34        190,603.00
            9,800  MERRILL LYNCH & CO INC                              356,720.00        371,910.00
            2,200  METLIFE INC                                          59,438.00         59,488.00
           10,300  MGIC INVT CORP WIS                                  247,509.00        425,390.00
           10,300  MORGAN STANLEY                                      465,989.92        411,176.00
           13,850  NATIONAL CITY CORP                                  239,683.94        378,382.00
              100  NATIONAL COMM FINL CORP                               1,675.00          2,385.00
              100  NORTH FORK BANCORPORATION INC                         1,618.50          3,374.00
            1,525  NORTHERN TRUST CORP                                  59,156.00         53,451.25
           25,297  PAYCHEX INC                                          71,180.52        705,786.30
            3,925  PNC FINL SVCS GROUP INC                             179,372.50        164,457.50
              100  POPULAR INC                                           2,024.75          3,380.00
           21,975  PRICE T ROWE GROUP INC                              302,312.00        599,478.00
            2,550  PRINCIPAL FINANCIAL GROUP                            69,037.43         76,831.50
            2,150  PROVIDENT FINL GROUP INC                             58,996.00         55,964.50
            6,100  PRUDENTIAL FINL INC                                 187,850.00        193,614.00
              100  REGIONS FINL CORP                                     2,154.75          3,336.00
              150  ROSLYN BANCORP INC                                    1,700.00          2,704.50
            2,800  SAFECO CORP                                         100,164.12         97,076.00
            9,800  SCHWAB CHARLES CORP                                 106,858.22        106,330.00
            1,300  SIMON PPTY GROUP INC NEW                             32,715.67         44,291.00
            1,500  SLM CORP                                            133,086.03        155,790.00
            3,100  SOUTHTRUST CORP                                      73,424.43         77,035.00
            4,200  SOVEREIGN BANCORP INC                                32,180.88         59,010.00
            2,750  STATE STREET CORPORATION                            125,882.50        107,250.00
              950  SUNTRUST BKS INC                                     62,086.02         54,074.00
           13,400  TCF FINANCIAL CORP                                  232,014.50        585,446.00
            2,488  TRAVELERS PPTY CAS CORP NEW (b)                      14,584.82         36,449.20
            6,310  TRAVELERS PPTY CAS CORP NEW (b)                      50,248.84         92,441.50
            2,775  TRAVELERS PPTY CAS CORP NEW (b)                      53,751.57         78,088.50
            2,900  UNUMPROVIDENT CORP                                   41,036.45         50,866.00
           18,398  US BANCORP DEL                                      420,419.74        390,405.56
            1,250  VALLEY NATL BANCORP                                  29,085.00         32,962.50
           15,450  WACHOVIA CORP 2ND NEW                               456,382.92        562,998.00
           18,088  WASHINGTON MUT INC                                  288,436.78        624,578.64
           32,841  WELLS FARGO & CO NEW                                728,697.48      1,539,257.67
            7,425  XL CAPITAL LTD                                       94,668.75        573,581.25
              200  ZIONS BANCORP                                         8,260.88          7,869.80
                                                                  ----------------  ----------------
                                                                    14,584,749.59     23,952,795.35         23.04%

See accompanying notes to investments in securities         16       (continued)

                       CLEARWATER GROWTH FUND

                      Schedule of Investments

                    Year Ended December 31, 2002

      Face                                                                                              Percent
     amount                                                                             Market            of
    or shares                         Security                         Cost            value (a)      net assets
------------------ ---------------------------------------------------------------  ---------------- --------------

    HEALTHCARE:
           14,350  ABBOTT LABS                                   $     540,698.09        574,000.00
              950  ADVANCEPCS (b)                                       20,482.00         21,099.50
            4,700  AETNA INC                                           151,652.96        193,264.00
            1,150  ALLERGAN INC                                         73,440.03         66,263.00
           27,550  AMGEN INC (b)                                       113,292.25      1,331,767.00
            1,779  ANTHEM INC (b)                                      115,108.78        111,899.10
            1,800  BAXTER INTL INC                                      40,763.56         50,400.00
           14,700  BIOGEN INC (b)                                      213,806.36        588,882.00
            1,925  BOSTON SCIENTIFIC CORP (b)                           54,947.78         81,851.00
           13,525  BRISTOL MYERS SQUIBB CO                             341,506.25        313,103.75
            1,750  CARDINAL HEALTH INC                                 111,913.50        103,582.50
            4,475  CAREMARK RX INC (b)                                  71,770.57         72,718.75
            1,600  CYTYC CORP (b)                                       11,472.00         16,320.00
              950  DAVITA INC (b)                                       21,812.00         23,436.50
              180  EDWARDS LIFESCIENCES CORP (b)                         1,871.69          4,584.60
              800  EXPRESS SCRIPTS INC (b)                              37,832.00         38,432.00
            2,600  FIRST HEALTH GROUP CORP (b)                          62,041.98         63,310.00
              925  FOREST LABS INC (b)                                  64,333.75         90,853.50
            3,152  GLAXOSMITHKLINE PLC  (d)                             76,078.70        118,073.92
            1,100  GUIDANT CORP (b)                                     32,575.25         33,935.00
            7,075  HCA INC                                             296,172.65        293,612.50
            4,000  HEALTH MGMT ASSOC                                    76,501.10         71,600.00
            2,450  HEALTH NET INC (b)                                   64,669.42         64,680.00
            7,900  HUMANA INC (b)                                       83,307.25         79,000.00
            3,925  IVAX CORP (b)                                        40,821.18         47,610.25
           33,000  JOHNSON & JOHNSON                                   364,435.12      1,772,430.00
            2,600  LABORATORY CORP AMER HLDGS                           61,059.96         60,424.00
           18,900  LILLY ELI & CO                                      789,703.77      1,200,150.00
            1,350  LINCARE HLDGS INC (b)                                45,030.50         42,687.00
           27,450  MEDTRONIC INC                                       102,427.95      1,251,720.00
           28,450  MERCK & CO INC                                    1,841,138.12      1,610,554.50
            1,600  MYLAN LABS INC                                       35,895.04         55,840.00
            4,300  ORTHODONTIC CTRS AMER INC (b)                        50,521.13         46,913.00
            1,100  OXFORD HEALTH PLANS INC (b)                          29,783.16         40,095.00
           96,075  PFIZER INC                                          319,589.75      2,937,012.75
           24,523  PHARMACIA CORP                                      361,791.16      1,025,061.40
              925  QUEST DIAGNOSTICS INC (b)                            52,429.50         52,632.50
           15,125  SCHERING PLOUGH CORP                                340,770.79        335,775.00
           10,625  STRYKER CORP                                         82,011.72        713,150.00
            1,200  TENET HEALTHCARE CORP                                18,303.00         19,680.00
            3,200  UNITEDHEALTH GROUP INC                              173,310.08        267,200.00
            2,175  WATSON PHARMACEUTICALS INC (b)                       50,706.48         61,487.25
            1,850  WELLPOINT HEALTH NETWORKS INC                       128,448.50        131,646.00
            5,350  WYETH                                               221,260.33        200,090.00
              985  ZIMMER HOLDINGS INC (b)                              29,448.31         40,897.20
                                                                  ----------------  ----------------
                                                                     7,816,935.47     16,319,724.47         15.69%

    INDUSTRIALS:
            3,375  3M CO                                               417,857.75        416,137.50
            2,750  ALLIED WASTE INDUSTRIES INC (b)                      16,321.25         27,500.00
           19,000  BOEING CO                                           449,445.00        626,810.00
            3,600  BURLINGTON NORTHN SANTA FE                           86,981.79         93,636.00
            3,200  CATERPILLAR INC                                     136,480.00        146,304.00
            2,100  CNF INC                                              49,896.00         69,804.00
            5,000  CONCORD EFS INC (b)                                  69,140.04         78,700.00
           13,175  CRANE CO                                            222,160.04        262,577.75
            5,100  CSX CORP                                            107,399.88        144,381.00
              550  CUMMINS INC                                          15,906.00         15,471.50
              900  DANAHER CORP                                         55,982.97         59,130.00
            2,850  DEERE & CO                                          137,681.26        130,672.50
            1,600  DELTA AIR LINES INC                                  19,642.08         19,360.00
            2,900  DELUXE CORP                                         101,417.64        122,090.00
            2,525  DOVER CORP                                           78,646.30         73,629.00

See accompanying notes to investments in securities         17       (continued)

                       CLEARWATER GROWTH FUND

                      Schedule of Investments

                    Year Ended December 31, 2002

      Face                                                                                              Percent
     amount                                                                             Market            of
    or shares                         Security                         Cost            value (a)      net assets
------------------ ---------------------------------------------------------------  ---------------- --------------

    INDUSTRIALS (Cont'd):
            1,500  EATON CORP                                    $     103,554.25        117,165.00
            4,450  EMERSON ELEC CO                                     233,157.42        226,282.50
           15,075  FEDEX CORP                                          301,150.75        817,366.50
           26,564  FIRST DATA CORP                                     135,355.46        940,631.24
            3,675  FLUOR CORP NEW                                       96,907.05        102,900.00
              100  GENERAL DYNAMICS CORP                                 6,139.94          7,937.00
          107,500  GENERAL ELEC CO                                   1,514,992.95      2,617,625.00
            1,450  GENUINE PARTS CO                                     48,085.51         44,660.00
            1,400  HARRIS CORP DEL                                      37,336.80         36,820.00
              600  HARSCO CORP                                          17,510.00         19,134.00
              600  HUBBELL INC                                          17,550.00         21,084.00
            1,000  ITT INDS INC                                         65,450.00         60,690.00
               50  KANSAS CITY SOUTHERN (b)                                211.67            600.00
            1,200  L 3 COMMUNICATIONS HLDG CORP                         56,268.00         53,892.00
            4,900  LOCKHEED MARTIN CORP                                128,715.45        282,975.00
              175  MANPOWER INC WIS                                      6,325.50          5,582.50
              100  MOLEX INC                                             2,619.00          2,304.00
              696  NORTHROP GRUMMAN CORP                                42,967.99         67,551.77
            2,375  PACCAR INC                                           81,618.06        109,558.75
            6,300  PITNEY BOWES INC                                    205,880.08        205,758.00
            2,000  PRECISION CASTPARTS CORP                             45,286.00         48,500.00
            7,900  RAYTHEON CO                                         222,020.02        242,925.00
              850  REPUBLIC SVCS INC (b)                                 9,307.24         17,833.00
            7,250  ROCKWELL AUTOMATION INC                             102,172.50        150,147.50
            2,300  ROCKWELL COLLINS INC                                 55,545.00         53,498.00
            4,575  SOUTHWEST AIRLS CO                                   68,107.25         63,592.50
              350  STEELCASE INC                                         3,702.44          3,836.00
            1,475  TEXTRON INC                                          54,457.00         63,410.25
           17,800  TYCO INTL LTD                                       171,592.00        304,024.00
            1,300  UNION PAC CORP                                       59,070.34         77,831.00
            2,000  UNITED PARCEL SVC INC                               124,140.00        126,160.00
            3,575  UNITED TECHNOLOGIES CORP                            208,234.15        221,435.50
            8,650  WASTE MGMT INC DEL                                  135,675.25        198,258.00
            2,700  YORK INTL CORP                                       57,118.23         69,039.00
                                                                  ----------------  ----------------
                                                                     6,383,181.30      9,667,210.26          9.30%

    INFORMATION TECHNOLOGY:
            1,125  ADVANCED FIBRE COMMUNICATIONS (b)                    18,487.50         18,765.00
            5,825  AGILENT TECHNOLOGIES INC (b)                         89,297.25        104,617.00
           22,300  ANALOG DEVICES INC (b)                              200,011.63        532,301.00
            4,400  APPLE COMPUTER (b)                                   72,184.20         63,052.00
           24,500  ASML HOLDING N V (b)                                149,071.18        204,820.00
            1,750  BMC SOFTWARE INC (b)                                 24,732.05         29,942.50
            1,475  BROADCOM CORP (b)                                    23,298.22         22,213.50
          123,650  CISCO SYS INC (b)                                   191,077.95      1,619,815.00
            2,950  CITRIX SYS INC (b)                                   17,801.48         36,344.00
            2,925  COMPUTER ASSOC INTL INC                              37,432.00         39,487.50
           23,950  DELL COMPUTER CORP (b)                              578,364.02        640,423.00
           19,000  DENDRITE INTL INC (b)                                74,950.83        141,930.00
              700  ELECTRONIC ARTS INC (b)                              44,093.00         34,839.00
            3,700  EMULEX CORP (b)                                      49,942.60         68,635.00
           23,827  HEWLETT PACKARD CO                                  387,345.97        413,636.72
              504  IMAGISTICS INTL INC (b)                               5,084.24         10,080.00
            2,900  INGRAM MICRO INC (b)                                 38,099.91         35,815.00
          104,000  INTEL CORP                                          208,329.75      1,619,280.00
           22,350  INTERNATIONAL BUSINESS MACHS                      1,917,524.61      1,732,125.00
            1,500  INTUIT (b)                                           54,885.00         70,380.00
            3,000  JABIL CIRCUIT INC (b)                                56,220.00         53,760.00
            2,600  KLA TENCOR CORP (b)                                  86,093.80         91,962.00
           14,700  LEGATO SYSTEMS INC (b)                               57,813.11         73,941.00
            1,800  LEXMARK INTL INC (b)                                 76,345.56        108,900.00
            4,250  LSI LOGIC CORP (b)                                   32,009.30         24,522.50
            2,400  MACROMEDIA INC (b)                                   18,504.00         25,560.00

See accompanying notes to investments in securities         18       (continued)

                       CLEARWATER GROWTH FUND

                      Schedule of Investments

                    Year Ended December 31, 2002

      Face                                                                                              Percent
     amount                                                                             Market            of
    or shares                         Security                         Cost            value (a)      net assets
------------------ ---------------------------------------------------------------  ---------------- --------------

    INFORMATION TECHNOLOGY (Cont'd):
              950  MERCURY INTERACTIVE CORP (b)                  $      22,931.96         28,167.50
            4,200  MICROCHIP TECHNOLOGY INC                             66,924.48        102,690.00
           53,325  MICROSOFT CORP (b)                                  151,926.57      2,756,902.50
              700  NATIONAL SEMICONDUCTOR CORP (b)                       9,534.00         10,507.00
           89,800  ORACLE CORP  (b)                                     47,029.95        969,840.00
            4,625  PEOPLESOFT INC (b)                                   69,375.00         84,637.50
            2,600  POLYCOM INC (b)                                      26,520.00         24,752.00
            9,625  QUALCOMM INC (b)                                    272,392.31        350,253.75
              700  SIEBEL SYS INC (b)                                    5,889.03          5,236.00
            5,700  SOLECTRON CORP (b)                                   19,976.22         20,235.00
            1,300  STORAGE TECHNOLOGY CORP (b)                          16,853.20         27,846.00
           24,125  SUN MICROSYSTEMS INC (b)                             80,095.00         75,028.75
            7,300  SUNGARD DATA SYS INC (b)                            166,336.34        171,988.00
            3,600  SYMANTEC CORP                                        70,951.32        145,836.00
              525  SYMBOL TECHNOLOGIES INC                               4,020.77          4,315.50
              800  SYNOPSYS INC (b)                                     26,567.52         36,920.00
            3,000  TECH DATA CORP (b)                                   91,068.90         80,880.00
            1,100  TEKTRONIX INC (b)                                    20,166.96         20,009.00
            5,150  TELLABS INC (b)                                      27,562.29         37,440.50
            1,000  TERADYNE INC (b)                                     12,560.00         13,010.00
            1,500  UNISYS CORP (b)                                      11,895.00         14,850.00
           10,900  VERISIGN INC (b)                                     60,947.35         87,418.00
            2,800  VERITAS SOFTWARE CORP (b)                            48,233.92         43,736.00
            2,600  WATERS CORP (b)                                      60,997.30         56,628.00
            5,850  XEROX CORP (b)                                       35,547.53         47,092.50
           22,450  XILINX INC (b)                                      159,859.38        462,470.00
            4,200  YAHOO INC (b)                                        45,412.08         68,670.00
                                                                  ----------------  ----------------
                                                                     6,140,573.54     13,564,506.22         13.05%

    MATERIALS:
            1,950  AIR PRODS & CHEMS INC                                79,244.99         83,362.50
            9,200  ALCOA INC                                           226,845.32        209,576.00
            3,100  ARCH COAL INC                                        55,784.50         66,929.00
              800  BALL CORP                                            12,499.00         40,952.00
            1,300  BOWATER INC                                          52,067.99         54,535.00
            7,050  DOW CHEM CO                                         197,653.36        209,385.00
           11,125  DU PONT E I DE NEMOURS & CO                         444,969.97        471,700.00
            1,600  ENGELHARD CORP                                       27,733.72         35,760.00
            3,400  IMC GLOBAL INC                                       42,195.02         36,278.00
           19,025  INTERNATIONAL FLAVOURS                              409,275.32        667,777.50
            6,531  INTERNATIONAL PAPER CO                              230,601.17        228,389.07
            8,750  LYONDELL CHEMICAL CO                                111,681.00        110,600.00
            3,875  MEADWESTVACO CORP                                    86,711.46         95,751.25
            5,808  MONSANTO CO NEW                                      51,490.46        111,804.00
            8,400  NEWMONT MNG CORP                                    116,529.00        243,852.00
           63,200  OM GROUP INC                                        406,326.72        434,816.00
            2,450  PACTIV CORP (b)                                      22,665.39         53,557.00
            2,100  PHELPS DODGE CORP (b)                                60,900.00         66,465.00
            2,450  PPG INDS INC                                         99,172.82        122,867.50
            2,075  PRAXAIR INC                                         119,435.50        119,872.75
           18,900  SMURFIT STONE CONTAINER CORP (b)                    210,959.91        290,889.90
            2,150  SONOCO PRODS CO                                      51,249.97         49,299.50
                                                                  ----------------  ----------------
                                                                     3,115,992.59      3,804,418.97          3.66%

    TELECOMMUNICATION SERVICES:
            3,900  ALLTEL CORP                                         206,568.50        198,900.00
           39,575  AT & T WIRELESS SVCS INC (b)                        222,550.01        223,598.75
            9,920  AT&T CORP                                           244,394.73        259,011.20
           10,100  BELLSOUTH CORP                                      280,224.50        261,287.00
            6,450  CENTURYTEL INC                                      172,715.38        189,501.00

See accompanying notes to investments in securities         19       (continued)

                       CLEARWATER GROWTH FUND

                      Schedule of Investments

                    Year Ended December 31, 2002

      Face                                                                                              Percent
     amount                                                                             Market            of
    or shares                         Security                         Cost            value (a)      net assets
------------------ ---------------------------------------------------------------  ---------------- --------------

    TELECOMMUNICATION SERVICES (Cont'd):
           11,525  CITIZENS COMMUNICATIONS CO (b)                $      88,166.25        121,588.75
            2,900  IDT CORP (b)                                         46,719.87         50,141.00
            1,300  LEVEL 3 COMMUNICATIONS INC (b)                        5,902.00          6,370.00
            3,425  NEXTEL COMMUNICATIONS INC (b)                        27,674.00         39,558.75
           24,700  QWEST COMMUNICATIONS INTL INC (b)                    89,549.85        123,500.00
           26,362  SBC COMMUNICATIONS INC                              778,179.44        714,673.82
           25,050  SPRINT CORP                                         262,318.13        362,724.00
            2,925  SPRINT CORP (b)                                      10,442.25         12,811.50
            1,225  UNITED STATES CELLULAR CORP (b)                      29,156.96         30,649.50
           23,100  VERIZON COMMUNICATIONS                              934,231.20        895,125.00
           20,400  VODAFONE GROUP PLC NEW (d)                          205,873.53        369,648.00
                                                                  ----------------  ----------------
                                                                     3,604,666.60      3,859,088.27          3.71%
    UTILITIES:
            8,300  ALLEGHENY ENERGY INC                                 62,074.04         62,748.00
              925  ALLETE INC                                           22,005.75         20,979.00
            2,700  AMERICAN ELEC PWR INC                                73,597.95         73,791.00
            9,200  CALPINE CORP (b)                                     35,753.04         29,992.00
            2,775  CMS ENERGY CORP                                      27,222.75         26,196.00
              100  CONSOLIDATED EDISON INC                               3,225.69          4,282.00
              600  CONSTELLATION ENERGY GROUP INC                       16,047.00         16,692.00
            4,200  DTE ENERGY CO                                       153,457.50        194,880.00
            9,425  EDISON INTL (b)                                     108,441.28        111,686.25
           12,200  EL PASO CORP                                        143,594.00         84,912.00
            9,400  ENTERGY CORP                                        184,382.88        428,546.00
              800  GREAT PLAINS ENERGY INC                              19,079.28         18,304.00
            1,800  KEYSPAN CORP                                         41,676.84         63,432.00
            6,900  NISOURCE INC                                        111,901.44        138,000.00
            5,328  PEPCO HLDGS INC                                     115,932.51        103,309.92
            9,800  PG&E CORP (b)                                       131,784.52        136,220.00
            2,400  PINNACLE WEST CAP CORP                               71,637.12         81,816.00
              425  PPL CORP                                             13,588.02         14,739.00
            2,150  PROGRESS ENERGY INC                                  65,685.30         93,202.50
            7,350  PUGET ENERGY INC                                    149,926.32        162,067.50
            2,900  QUESTAR CORP                                         66,188.15         80,678.00
            8,600  SOUTHERN CO                                         176,009.71        244,154.00
           21,800  TXU CORP                                            395,713.60        407,224.00
           25,275  WISCONSIN ENERGY CORP                               487,350.02        636,930.00
           12,125  XCEL ENERGY INC                                     108,917.66        133,375.00
                                                                  ----------------  ----------------
                                                                     2,785,192.37      3,368,156.17          3.24%

CASH EQUIVALENTS:

       324,055.64  SSGA FDS (b)                                        324,055.64        324,055.64          0.31%
                                                                  ----------------  ---------------- --------------

Grand Total (c)                                                  $  66,281,643.19    103,715,670.42         99.76%
                                                                  ================  ================ ==============


Notes to Investments in Securities

               (a)Securities are valued in accordance with procedures described in note 2 to the financial statements.

               (b)Currently non-income producing securities.

               (c)At December 31, 2002, the cost for Federal income tax purposes was $66,281,652. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:
                   Gross unrealized appreciation              $  39,436,229.81
                   Gross unrealized depreciation                 (2,002,211.03)
                                                               ----------------
                        Net unrealized appreciation           $  37,434,018.78
                                                               ================

               (d)Foreign security values are stated in U.S. dollars.  As of
                  December 31, 2002, the value of foreign securities


See accompanying notes to investments in securities         20       (continued)

                            CLEARWATER SMALL CAP FUND

                             Schedule of Investments

                          Year ended December 31, 2002

       Face                                                                                                   Percent
      amount                                                                                 Market              of
    or shares                            Security                            Cost           value (a)        net assets
-------------------  -------------------------------------------------  ---------------  ----------------  ---------------

COMMON STOCKS:

   CONSUMER DISCRETIONARY:
            52,450   4 KIDS ENTERTAINMENT INC (b)                     $   1,137,700.08      1,158,096.00
            29,700   AZTAR CORP (b)                                         384,176.38        424,116.00
             7,850   BLYTH INC                                              213,339.45        210,066.00
            55,950   FOOT LOCKER INC (b)                                    656,325.14        587,475.00
            60,000   GADZOOKS INC (b)                                       785,632.44        282,000.00
           261,990   GOODYS FAMILY CLOTHING INC (b)                       1,287,435.29      1,163,235.60
           159,850   HELEN TROY LTD (b)                                   1,582,925.67      1,860,654.00
            39,250   LONE STAR STEAKHOUSE & SALOON                          759,326.83        759,095.00
            22,750   MADDEN STEVEN LTD (b)                                  260,744.33        411,092.50
            62,400   QUAKER FABRIC CORP NEW (b)                             477,513.57        433,680.00
           112,750   RACING CHAMPIONS ERTL CORP (b)                       1,298,566.63      1,539,037.50
            70,550   SKECHERS U S A INC (b)                                 914,536.60        598,969.50
            10,950   SUPERIOR INDS INTL INC                                 467,062.40        452,892.00
            68,850   WEST MARINE INC (b)                                    796,468.91        942,556.50
           109,450   WILSONS LEATHER EXPERTS INC (b)                      1,191,239.54        547,250.00
                                                                        ---------------  ----------------
                                                                         12,212,993.26     11,370,215.60           14.67%
   CONSUMER STAPLES:
            81,950   CHIQUITA BRANDS INTL INC (b)                         1,368,523.27      1,086,657.00
            42,100   FRESH DEL MONTE PRODUCE                                718,960.92        796,111.00
                                                                        ---------------  ----------------
                                                                          2,087,484.19      1,882,768.00            2.43%
   ENERGY:
            25,350   KNIGHTSBRIDGE TANKERS LTD (d)                          371,649.42        379,489.50
            29,600   MAVERICK TUBE CORP (b)                                 346,840.10        385,688.00
            44,250   ST MARY LD & EXPL CO                                 1,063,992.02      1,106,250.00
            68,350   SUPERIOR ENERGY SVCS INC (b)                           583,996.84        560,470.00
            21,350   TEEKAY SHIPPING CORP (d)                               495,939.80        868,945.00
            85,450   TSAKOS ENERGY NAVIGATION LTD (d)                     1,258,427.76      1,321,057.00
                                                                        ---------------  ----------------
                                                                          4,120,845.94      4,621,899.50            5.96%
   FINANCIALS:
            56,800   ANWORTH MTG ASSET CORP  1                              525,331.05        713,976.00
            22,900   ERIE INDTY CO                                          652,024.46        830,354.00
            72,950   IPC HOLDINGS LTD BERMUDA (b) (d)                     1,688,047.76      2,300,843.00
            81,550   LA QUINTA CORP (b)                                     393,145.49        358,820.00
             3,808   MACATAWA BK CORP                                        58,584.61         75,588.80
            97,900   MFA MTG INVTS INC                                      749,189.86        822,360.00
            58,000   ONE LIBRTY PROPERTIES INC                              884,500.00        888,560.00
            56,720   PACIFIC CREST CAP INC                                  198,075.00        896,176.00
           171,475   PENN AMERICA GROUP INC                                 966,814.43      1,551,848.75
            46,550   PXRE GROUP LIMITED BERMUDA (d)                         901,968.51      1,140,475.00
            28,950   REDWOOD TR INC.                                        781,939.50        801,915.00
            41,050   REINSURANCE GROUP AMER INC                           1,104,507.12      1,111,634.00
            73,750   SELECTIVE INS GROUP INC                              1,408,255.50      1,857,025.00
            27,400   SOUTHWEST BANCORP INC OKLA                             455,160.67        712,126.00
            34,550   UMPQUA HLDGS CORP                                      452,605.00        630,537.50
            36,500   W HLDG CO INC                                          440,265.18        598,965.00
                                                                        ---------------  ----------------
                                                                         11,660,414.14     15,291,204.05           19.73%


See accompanying notes to investments in securities         21       (continued)

                            CLEARWATER SMALL CAP FUND

                             Schedule of Investments

                          Year ended December 31, 2002

       Face                                                                                                   Percent
      amount                                                                                 Market              of
    or shares                            Security                            Cost           value (a)        net assets
-------------------  -------------------------------------------------  ---------------  ----------------  ---------------

   HEALTHCARE:
            87,550   ALPHARMA  INC                                    $   1,416,810.56      1,042,720.50
           152,500   BIOSOURCE INTL INC (b)                                 969,621.51        913,322.50
           229,400   CARDIA SCIENCE INC (b)                                 651,380.09        506,974.00
           106,650   CURATIVE HEALTH SERVICES INC (b)                     1,368,523.55      1,839,712.50
            72,400   CYTYC CORP (b)                                         621,558.75        738,480.00
            55,800   D & K HEALTHCARE RES INC                               584,810.28        571,447.80
           137,180   ENCORE MED CORP (b)                                    471,873.99        445,835.00
            44,500   HOLOGIC INC (b)                                        400,500.00        543,345.00
            37,150   INAMED CORP (b)                                      1,038,487.01      1,144,220.00
           113,700   INTERPORE INTL (b)                                     639,723.92        727,680.00
           107,950   NORTH AMERN SCIENTIFIC INC (b)                         874,275.54        970,470.50
           199,200   ORTHOLOGIC CORP (b)                                    567,929.42        719,112.00
            14,050   PHARMACEUTICAL RES INC (b)                             396,337.86        418,690.00
            75,800   SEROLOGICALS CORP (b)                                  653,668.53        833,800.00
            29,950   VITAL SIGNS INC                                        849,542.15        894,906.00
                                                                        ---------------  ----------------
                                                                         11,505,043.16     12,310,715.80           15.89%

   INDUSTRIALS:
            69,700   COVENANT TRANS INC (b)                                 970,228.64      1,321,512.00
            80,000   DICKIE WALKER MARINE INC (b)                           400,000.00        182,400.00
            86,250   EGL INC  (b)                                         1,016,714.60      1,229,062.50
           128,300   FRONTIER AIRLS INC NEW (b)                             904,539.98        867,308.00
            40,750   HARRIS CORP DEL                                      1,012,104.03      1,071,725.00
            46,950   INTERCEPT INC (b)                                      629,706.97        794,910.45
            88,350   MOORE CORP LTD (b) (d)                                 839,906.45        803,985.00
            95,670   NOBLE INTL LTD                                         997,169.61        746,226.00
            59,100   P A M TRANSN SVCS INC (b)                            1,344,766.03      1,489,911.00
            14,150   STRATTEC SEC CORP (b)                                  669,987.18        678,351.00
            63,650   SUPERIOR UNIFORM GROUP INC                             509,854.12        788,623.50
            34,700   UNITED DEFENSE INDS INC (b)                            776,786.87        808,510.00
                                                                        ---------------  ----------------
                                                                         10,071,764.48     10,782,524.45           13.91%
   INFORMATION TECHNOLOGY:
           145,260   3COM CORP (b)                                          843,416.59        672,553.80
            52,100   APPLIED FILMS CORP (b)                                 521,231.88      1,041,479.00
            69,050   ASM INTERNATIONAL N V (b) (d)                          867,808.02        890,745.00
           157,400   BROOKTROUT INC (b)                                     905,999.09        834,220.00
           143,040   CAPTARIS INC (b)                                       433,619.87        343,296.00
            34,900   CELERITEK INC (b)                                      399,525.71        232,434.00
           100,500   DSP GROUP INC                                        1,654,215.95      1,589,910.00
            50,800   EMS TECHNOLOGIES INC (b)                               709,667.05        793,038.80
           105,300   ENTEGRIS INC (b)                                       991,895.99      1,084,590.00
            95,750   ESS TECHNOLOGY INC (b)                                 664,727.67        602,267.50
            96,200   JDA SOFTWARE GROUP INC (b)                           1,118,418.53        929,292.00
           100,550   MAXTOR CORP (b)                                        508,260.87        508,783.00
            26,800   MKS INSTRS INC (b)                                     396,643.39        440,324.00
           164,950   OVERLAND STORAGE INC (b)                             1,703,927.55      2,405,135.95
           275,300   REMEC INC (b)                                        1,860,695.37      1,068,164.00
            15,450   SBS TECHNOLOGIES INC (b)                               135,960.00        141,522.00
           115,900   SILICON STORAGE TECHNOLOGY INC (b)                     801,275.03        468,236.00
            41,450   TAKE TWO INTERACTIVE SOFTWARE (b)                      838,385.99        973,660.50
            25,050   VIASAT INC (b)                                         222,186.63        289,077.00
                                                                        ---------------  ----------------
                                                                         15,577,861.18     15,308,728.55           19.76%


See accompanying notes to investments in securities         22       (continued)

                            CLEARWATER SMALL CAP FUND

                             Schedule of Investments

                          Year ended December 31, 2002

       Face                                                                                                   Percent
      amount                                                                                 Market              of
    or shares                            Security                            Cost           value (a)        net assets
-------------------  -------------------------------------------------  ---------------  ----------------  ---------------

   MATERIALS:
            62,250   COMMERCIAL METALS CO                             $     859,379.09      1,010,940.00
            12,400   QUANEX CORP                                            399,151.60        415,400.00
            32,850   SPARTECH CORP                                          468,054.29        677,695.50
                                                                        ---------------  ----------------
                                                                          1,726,584.98      2,104,035.50            2.72%
   UTILITIES:
            39,700   CONNECTICUT WTR SVC INC                                722,678.65      1,001,670.70
                                                                        ---------------  ----------------
                                                                            722,678.65      1,001,670.70            1.29%

RIGHTS/WARRANTS:

   HEALTHCARE:
            18,541   DEL GLOBAL TECHNOLOGIES CORP (b)                         4,635.25          5,562.30
                                                                        ---------------  ----------------
                                                                              4,635.25          5,562.30            0.01%

CORPORATE BONDS:

   HEALTHCARE:
         37,082.67   DEL GLOBAL TECHNOLOGIES CORP (b)                        24,517.04         24,845.38
                                                                        ---------------  ----------------
                                                                             24,517.04         24,845.38            0.03%

CASH EQUIVALENTS:

      2,496,718.79   SSGA MONEY MARKET FUND                               2,496,718.79      2,496,718.79            3.22%
                                                                        ---------------  ----------------  ---------------

                     Grand Total (c)                                  $  72,211,541.06     77,200,888.62           99.62%
                                                                        ===============  ================


Notes to investments in securities:

                (a)Securities are valued in accordance with procedures described in note 2 to the financial statements.

                (b)Currently non-income producing securities.

                (c)At December 31, 2002, the cost for Federal income tax
                   purposes was $72,953,510. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:
                     Gross unrealized appreciation             $  10,130,779.40
                     Gross unrealized depreciation                (5,883,401.01)
                                                                 ---------------
                          Net unrealized appreciation          $   4,247,378.39
                                                                 ===============

                (d)Foreign security values are stated in U.S. dollars.  As of
                   December 31, 2002, the value of foreign securities represented 9.94% of net assets.


See accompanying notes to investments in securities         23       (continued)

                        CLEARWATER TAX EXEMPT BOND FUND

                             Schedule of Investments

                          Year ended December 31, 2002

     Face                                                                                                                Percent
    Amount                                                       Maturity    Coupon                        Market           of
   or shares                      Security                        date       rate         Cost          Value (a)      net assets
---------------- -------------------------------------------- ------------- -------- ---------------- --------------- --------------

CLOSED-END FUNDS:
         99,500  BLACKROCK INSD MUN                                           5.101  $   1,483,895.75    1,649,710.00
                                                                                     ---------------- ---------------
                                                                                         1,483,895.75    1,649,710.00      1.80%

MUNICIPAL BONDS:
        220,000  AKRON OH CTFS PARTN                           12/1/2016      6.900        200,038.29      245,440.80
        830,000  ALABAMA HSG FIN AUTH SNGL FAM                 10/1/2025      6.650        839,404.69      865,067.50
        995,000  ALASKA ST HSG FIN CORP  (c)                   12/1/2017      6.241        398,740.92      428,924.60
        750,000  ARMSTRONG CNTY PA HOSP AUTH                    6/1/2013      6.250        777,112.16      767,947.50
        750,000  AUSTIN TX CONVENTION ENTERPRIS                 1/1/2016      6.375        745,805.86      778,455.00
      1,000,000  BADGER TOB ASSET SECURITIZATIO                 6/1/2027      6.125        971,944.65      976,440.00
        250,000  BENTON HARBOR MI CHARTER                       5/1/2009     10.000        250,000.00      249,645.00
        830,000  BEXAR CNTY TX HSG FIN CORP MF                  4/1/2030      9.000        829,325.00      819,832.50
        680,000  BEXAR CNTY TX HSG FIN CORP MF                  8/1/2030      8.125        653,855.56      686,895.20
      1,260,000  BEXAR CNTY TX HSG FIN CORP MF                  6/1/2031     10.500      1,260,000.00    1,262,129.40
        565,000  BEXAR CNTY TX HSG FIN CORP MF                 9/15/2021      8.750        565,000.00      559,242.65
      1,190,000  BEXAR CNTY TX HSG FIN CORP MF                 12/1/2036      9.250      1,159,871.60    1,166,925.90
        250,000  BEXAR CNTY TX HSG FIN CORP MF                 12/1/2013      5.750        250,000.00      251,395.00
        200,000  BULLHEAD CITY AZ SPL ASSMT                     1/1/2010      6.100        207,072.25      207,996.00
        175,000  CALCASIEU PARISH LA PUB TR AUT                11/1/2012      6.875        177,177.33      179,924.50
      1,630,000  CALIFORNIA CNTY CALIF TOB                      6/1/2019      4.750      1,562,632.87    1,581,996.50
        370,000  CALIFORNIA HLTH FACS FING REV                  9/1/2019      7.250        376,063.99      371,768.60
        340,000  CAPITAL PROJS FIN AUTH FL                     10/1/2003      8.750        340,000.00      339,643.00
        290,000  CAPITAL REGION CMNTY DEV DIST                  5/1/2006      5.950        289,555.20      291,142.60
        500,000  CAPITAL TR AGY FL REV                         10/1/2007      8.500        500,000.00      500,735.00
      1,000,000  CARVER CNTY MN HSG & REDEV                     8/1/2027      5.875        943,611.42    1,021,250.00
        530,000  CENTRAL FALLS RI                              5/15/2009      5.500        572,499.08      590,117.90
        450,000  CHESTERFIELD CNTY VA INDL DEV                  7/1/2019      5.200        403,049.97      463,621.50
        250,000  CHESTERFIELD CNTY VA INDL DEV                 10/1/2009      5.500        250,000.00      259,855.00
        350,000  CHESTERFIELD MO REV                           4/15/2016      4.500        347,889.62      359,957.50
        250,000  CHICAGO IL GAS SUPPLY REV                      3/1/2015      6.875        255,583.33      256,287.50
      1,000,000  CHICAGO IL TAX INCREMENT                      12/1/2008      6.500        970,207.77    1,075,690.00
        500,000  CHILDRENS TR FD PR                            5/15/2033      5.375        487,185.72      490,425.00
        300,000  CLARK CNTY NV INDL DEV REV                    10/1/2022      7.200        311,942.68      314,445.00
        500,000  CLARK CNTY NV POLLUTN CTL REV                  6/1/2019      6.600        523,359.23      518,450.00
         55,000  COLLINSVILLE IL INDL DEV REV                  11/1/2004      6.000         54,719.98       54,737.10
        295,000  COLORADO HEALTH FACS AUTH REV                 12/1/2008      4.400        290,468.49      295,401.20
        500,000  COLORADO HEALTH FACS AUTH REV                 12/1/2010      6.250        500,000.00      555,145.00
        750,000  CONVERSE CNTY WY HOSP REV                     12/1/2015      7.900        750,000.00      789,645.00
        295,000  COW CREEK BANK UMPQUA TRIBE                    7/1/2012      5.100        278,554.12      305,363.35
      1,070,000  CROW FIN AUTH MINN TRIBAL PUR                 10/1/2017      5.650      1,001,002.24    1,113,623.90
        270,000  DAKOTA CNTY MN HSG & REDEV                    2/20/2032      6.875        281,448.18      293,271.30
         90,000  DALLAS TX HSG CORP CAP PROGRAM                12/1/2009      7.875         90,000.00       90,494.10
         65,000  DALLAS TX HSG CORP CAP PROGRAM                12/1/2009      7.750         65,820.97       65,323.70
        505,000  DALLAS TX HSG FIN CORP                        10/20/2032     6.750        522,572.06      559,928.85
        700,000  DARLINGTON CNTY SC POLLUTN CTL                11/1/2010      6.600        729,533.67      723,464.00
         95,000  DE KALB CNTY GA MLT FAM HSG                    1/1/2011      6.375         95,541.67       95,261.25
        300,000  DE KALB CNTY GA MLT FAM HSG                    1/1/2016      6.375        311,856.79      282,702.00
        340,000  DE KALB CNTY GA HSG AUTH REV                   5/1/2005      6.400        339,585.83      340,649.40
        415,000  DENHAM SPRINGS LIVINGSTON HSG  (c)            7/10/2014      7.477        184,063.86      175,777.40
         47,690  DREW CNTY AR PUB FACS BRD                      8/1/2011      7.750         48,080.49       48,462.11
        930,000  EAGLE MOUNTAIN UT SPL ASSMT                    2/1/2002      8.000        930,000.00      942,927.00
        500,000  EL PASO TX HEALTH FACS DEV                    8/15/2012      7.000        500,000.00      505,170.00
        500,000  ESTHERVILLE IA HOSP REV                        7/1/2020      6.300        516,232.78      530,300.00
        415,000  GAINESVILLE & HALL CNTY GA                    11/15/2010     6.400        400,121.07      417,452.65
        345,000  GAINESVILLE & HALL CNTY GA                    11/15/2011     6.500        331,542.05      346,952.70
        380,000  GAINESVILLE & HALL CNTY GA                    11/15/2015     6.750        356,693.54      375,466.60
        100,000  GEORGETOWN KY WTR & SWR REV                    5/1/2004      5.900        101,000.00      102,482.00
        500,000  GLENDALE CA HOSP REV                           1/1/2012      8.000        500,665.77      503,550.00
        100,000  GROVE CITY PA AREA HOSP AUTH                   7/1/2012      5.250         90,272.07       94,871.00

See accompanying notes to investments in securities         24       (continued)

                         CLEARWATER TAX EXEMPT BOND FUND

                             Schedule of Investments

                          Year ended December 31, 2002

     Face                                                                                                                 Percent
    Amount                                                      Maturity    Coupon                        Market           of
   or shares                      Security                        date       rate         Cost          Value (a)      net assets
---------------- -------------------------------------------- ------------- -------- ----------------  --------------  -------------

MUNICIPAL BONDS (Cont'd):

        300,000  HILLSBOROUGH CNTY FL HOSP AUTH                 10/1/2013    6.375  $     305,252.06      307,368.00
        295,000  HOUMA TERREBONNE PUB TR FING  (c)              7/10/2014    7.591        125,017.52      127,106.65
      1,500,000  HOUSTON TX WTR & SWR SYS REV                   12/1/2010    6.375      1,543,529.79    1,542,300.00
        160,000  ILLINOIS DEV FIN AUTH REV                       7/1/2012    5.500        144,832.06      159,824.00
        600,000  ILLINOIS HLTH FACS AUTH REV                     5/1/2011    6.250        617,041.24      614,226.00
        500,000  ILLINOIS HLTH FACS AUTH REV                    8/15/2007    5.700        528,392.34      532,155.00
        250,000  ILLINOIS EDL FACS AUTH REVS                    12/1/2017    6.875        257,178.78      258,130.00
        500,000  ILLINOIS HSG DEV AUTH ELDERLY                   1/1/2007    6.625        510,032.90      511,020.00
        220,000  ILLINOIS HSG DEV AUTH ELDERLY                   3/1/2020    6.850        222,745.27      224,798.20
        325,000  ILLINOIS HEALTH FACS AUTH REV                   1/1/2012    6.500        334,847.65      329,186.00
        250,000  INDIANA HLTH FAC HOSP REV                      2/15/2005    4.500        251,162.74      255,307.50
        250,000  INDIANA HLTH FAC HOSP REV                       1/1/2023    6.000        258,854.40      255,630.00
        750,000  INDIANA HLTH FAC HOSP REV                       8/1/2008    6.000        774,281.10      786,705.00
        620,000  INDIANA HLTH FAC FING AUTH REV                 8/15/2009    4.750        562,031.23      625,369.20
        150,000  INDIANA HLTH FAC FING AUTH REV                 8/15/2018    5.000        124,634.63      139,578.00
        500,000  INDIANA TRANSN FIN ARPT LEASE                  11/1/2016    6.250        523,418.49      510,750.00
        205,000  INDIANAPOLIS IN ECON DEV REV                   10/1/2010    7.250        209,025.24      207,890.50
        150,000  JACKSONVILLE FL HLTH INDL DEV                  12/1/2014    7.000        151,101.16      149,103.00
        125,000  JACKSONVILLE FL HLTH INDL DEV                  12/1/2023    6.250        113,171.49      107,161.25
        100,000  JACKSONVILLE FL HLTH INDL DEV                  12/1/2009    6.000         95,139.79       97,498.00
        100,000  JACKSONVILLE FL HLTH INDL DEV                  12/1/2010    6.050         94,141.28       96,281.00
      1,250,000  JEFFERSON CNTY MO JR COLLEGE                    7/1/2020    7.000      1,213,088.93    1,233,287.50
        185,000  KING CNTY WASH HSG AUTH HSG                     7/1/2013    5.050        171,312.68      192,744.10
      1,250,000  KITSAP CNTY WA CONS HSG AUTH                    7/1/2003    6.250      1,246,955.62    1,249,487.50
        300,000  LEWIS CNTY WA PUB HOSP DIST                    12/1/2011    6.000        303,324.23      320,676.00
        800,000  LONG BEACH MISS URBAN RENEWAL                   3/1/2026    8.000        800,000.00      808,640.00
        200,000  LOUISA VA INDL DEV AUTH                        12/1/2008    5.250        200,000.00      208,656.00
        565,000  LOUISIANA LOC GOVT ENVIR FACS                  6/20/2028    8.000        565,000.00      564,915.25
      1,350,000  LOUISIANA PUB FACS AUTH REV                    10/1/2011    6.250      1,165,162.11    1,184,598.00
        200,000  LUBBOCK TX HLTH FACS DEV CORP                  1/20/2010    5.000        200,000.00      213,308.00
        310,000  LUBBOCK TX HLTH FACS DEV CORP                  3/20/2012    5.000        310,000.00      325,174.50
        200,000  LUCAS CNTY OH HEALTH CARE FAC                  8/15/2015    6.375        197,850.99      214,140.00
        550,000  LUCAS CNTY OH HEALTH CARE FAC                   3/1/2027    4.100        550,000.00      567,446.00
        500,000  MARICOPA CNTY AZ INDL DEV                       7/1/2012    6.500        500,000.00      514,080.00
        995,000  MARICOPA CNTY AZ INDL DEV                      11/1/2010    9.000        995,000.00    1,016,004.45
        365,000  MARTIN CNTY FL  HEALTH FACS                    11/15/2004   3.350        366,638.36      367,996.65
        150,000  MASHANTUCKET WESTERN PEQUOT  (c)                9/1/2009    6.302         99,219.30      110,479.50
        150,000  MASON CNTY WV REV  (c)                         7/10/2014    7.576         63,669.38       64,458.00
        400,000  MASSACHUSETTS ST INDL FIN AGY                  12/1/2006    4.950        389,766.13      386,320.00
        900,000  MATAGORDA CNTY TX NAV DIST 1                   10/15/2015   5.800        904,665.23      918,720.00
        285,000  MEDITERRA NO CMNTY DEV DIST FL                  5/1/2008    6.000        284,332.80      285,681.15
        855,000  MET GOVT NASHVILLE DAVIDSON TN                 6/20/2036    0.000        855,000.00      858,231.90
      1,000,000  MINNEAPOLIS MN                                 12/1/2018    1.650      1,000,000.00    1,000,000.00
        750,000  MISSOURI ST DEV FIN BRD FACS                    4/1/2015    6.000        750,000.00      795,337.50
        750,000  MONROE MCKEEN PLAZA HSG DEV LA                  2/1/2012    6.800        757,328.43      773,662.50
        180,000  MONTGOMERY AL MED CLINIC BRD                    3/1/2006    7.375        181,738.19      181,218.60
        300,000  MONTGOMERY CNTY PA ED & HLTH                   12/15/2012   6.500        307,034.44      307,254.00
        400,000  MORGAN CNTY COLO POLLUTN CTL                    6/1/2012    5.500        409,176.70      410,632.00
      1,000,000  MUNIMAE TR NY                                  11/1/2039    6.150      1,000,000.00    1,007,170.00
         90,000  MUSKOGEE CNTY OK HOME FIN AUTH  (c)             6/1/2011    7.412         48,631.90       48,488.40
        250,000  NEW HAMPSHIRE HIGH EDL & HLTH                  10/1/2023    6.000        252,624.50      251,587.50
        245,000  NEW HAMPSHIRE HIGH EDL & HLTH                  10/1/2008    6.250        256,721.64      254,052.75
        200,000  NEW HAMPSHIRE ST BUS POLLUTN                   10/1/2033    5.875        203,055.17      202,796.00
        380,000  NEW HAMPSHIRE ST HSG FIN AUTH  (c)              1/1/2014    8.540        144,440.25      146,045.40
        500,000  NEW HAMPSHIRE ST INDL DEV AUTH                 12/1/2009    5.500        500,881.46      523,015.00
        750,000  NEW JERSEY ECONOMIC DEV AUTH                   11/15/2006   5.500        733,386.33      734,752.50
        270,000  NEW MEXICO MTG FIN AUTH                         1/1/2026    6.950        286,094.47      292,480.20
        320,000  NEW YORK ST DORM AUTH REVS                     5/15/2017    6.000        324,801.70      326,912.00

See accompanying notes to investments in securities         25       (continued)

                         CLEARWATER TAX EXEMPT BOND FUND

                             Schedule of Investments

                          Year ended December 31, 2002

     Face                                                                                                                Percent
    Amount                                                      Maturity    Coupon                        Market           of
   or shares                      Security                        date       rate         Cost          Value (a)      net assets
---------------- -------------------------------------------- ------------- -------- ---------------- --------------- --------------

MUNICIPAL BONDS (Cont'd):

         15,000  NEW YORK ST ENVIRONMENTAL FACS                9/15/2011     7.100   $     15,189.02       15,072.45
        150,000  NEW YORK ST DORM AUTH REVS                     2/1/2012     4.000        150,000.00      151,615.50
        650,000  NEWPORT KY PUB PPTYS CORP REV                  1/1/2027     8.500        639,295.09      630,773.00
        250,000  NORFOLK VA INDL DEV AUTH REV                  11/1/2013     6.500        269,013.16      274,017.50
        245,000  NORTHERN TOB SECURITIZATION                    6/1/2022     6.200        253,923.66      251,788.95
      1,000,000  OCONEE CNTY SC POLLUTN CTL REV                 4/1/2014     5.800      1,027,167.26    1,029,130.00
        220,000  OHIO CNTY W VA RESIDUAL REV  (c)              7/10/2014     7.543         98,061.96       94,758.40
        750,000  OHIO ST AIR QUALITY DEV AUTH                  12/1/2020     6.375        764,383.56      767,925.00
        500,000  OKLAHOMA CITY OK ARPT TRUST                    7/1/2008     7.700        507,513.59      507,500.00
        350,000  OREGON ST HSG & CMNTY SVCS DEP                 7/1/2022     5.700        364,271.89      367,671.50
        455,000  ORLANDO FL URBAN CMNTY DEV                     5/1/2010     6.400        452,350.35      456,665.30
        300,000  ORLEANS LA LEVEE DIST                         11/1/2014     5.950        322,428.92      341,760.00
        330,000  ORLEANS PARISH LA SCH BRD  (c)                 2/1/2015     5.650        167,651.35      193,888.20
        100,000  OSCEOLA CNTY FL TRANSN REV                     4/1/2017     6.100        101,423.91      102,372.00
        110,000  OTTUMWA IA HOSP FAC REV                       10/1/2010     6.000        104,288.78      110,562.10
        650,000  PANHANDLE TX REGL HSG FIN                      3/1/2020     6.625        632,148.96      673,621.00
        245,000  PANHANDLE TX REGL HSG FIN CORP                 3/1/2031     8.125        245,000.00      244,551.65
        305,000  PARKLANDS WEST CMNTY DEV DIST                  5/1/2006     6.000        304,068.42      305,015.25
        200,000  PATERSON NJ HSG FIN CORP                       2/1/2024     7.250        211,794.28      227,326.00
        180,000  PENNSYLVANIA ECONOMIC DEV FING                 6/1/2009     5.250        169,833.13      167,772.60
        190,000  PENNSYLVANIA ECONOMIC DEV FING                 6/1/2010     5.300        177,129.01      173,880.40
        200,000  PENNSYLVANIA ECONOMIC DEV FING                 6/1/2011     5.350        184,123.34      180,290.00
        125,000  PENNSYLVANIA ST HIGHER EDL FAC                11/15/2016    5.875        122,383.99      136,483.75
      1,000,000  PHILADELPHIA PA AUTH INDL DEV                 11/15/2028    5.250        983,392.56      991,150.00
        385,000  PHILIDELPHIA PA AUTH FOR INDL                 5/15/2003     5.125        383,399.45      386,143.45
        500,000  PHOENIX AZ INDL DEV AUTH MTG                   1/1/2016     6.250        454,524.94      512,355.00
      1,000,000  PIMA CNTY AZ INDL DEV AUTH ED                  2/1/2015     7.250      1,000,000.00      983,760.00
        185,000  PLYMOUTH MN MULTIFAMILY HSG                   6/20/2031     8.050        198,880.17      204,123.45
        250,000  PUTNAM CNTY W VA POLLUTN CTL                   7/1/2019     6.600        257,282.02      252,717.50
        250,000  REUNION EAST CMNTY DEV DIST                   11/1/2007     5.900        248,938.12      250,965.00
        135,000  RHODE ISLAND ST HLTH & EDL REV                 7/1/2003     4.700        134,298.41      135,032.40
        350,000  RHODE ISLAND ST HLTH & ED BLDG                 4/1/2012     6.375        361,697.57      361,371.50
        645,000  RHODE ISLAND ST HLTH & ED BLDG                10/1/2012     5.600        673,436.14      665,420.70
        500,000  RIO GRANDE VY HLTH FACS DEV TX                 8/1/2012     6.400        521,977.89      512,005.00
        150,000  ROSELLE ILL MULTI FAM HSG REV                  1/1/2025     7.000        154,728.51      157,671.00
        250,000  ST JOSEPH CNTY IND HOSP AUTH                  2/15/2012     5.450        229,159.63      247,245.00
        800,000  ST LOUIS CNTY MO HSG AUTH                     11/1/2014     8.500        800,000.00      745,296.00
         80,000  SHELBY CNTY TN HLTH EDL & HSG                  1/1/2026     6.600         80,136.10       74,137.60
        445,000  SHELBY CNTY TN HLTH EDL & HSG                 3/20/2027     7.750        481,093.81      497,496.65
        625,000  SHELBY CNTY TN HLTH EDL & HSG  (b)             1/1/2029     5.550        559,559.54      312,500.00
        150,000  SHELBY CNTY TN HLTH EDL & HSG  (b)             1/1/2019     5.350        136,323.14       75,000.00
      1,000,000  SKOWHEGAN ME POLLUTN                          11/1/2013     5.900      1,052,325.44    1,056,770.00
        472,000  SOUTH CAROLINA JOBS ECON DEV                  11/15/2010    6.750        464,899.31      516,311.36
      1,000,000  SOUTH CAROLINA JOBS ECON DEV                  10/1/2005     6.750        996,555.90      986,120.00
      1,000,000  SOUTHERN MN MUN PWR AGY SER B                  1/6/2003     1.080      1,000,000.00    1,000,000.00
        290,000  SOUTHWESTERN ILL DEV AUTH REV                  4/1/2010     6.000        282,611.28      287,537.90
      1,000,000  SUBURBAN MOBILITY AUTH REGL                   2/15/2009     4.900        989,925.28    1,011,480.00
        470,000  TARRANT CNTY TX HSG FIN CORP                   6/1/2031    10.500        470,000.00      469,069.40
        245,000  TEXAS ST AFFORDABLE HSG CORP                   9/1/2014     7.375        245,000.00      247,445.10
        490,000  TEXAS ST AFFORDABLE HSG CORP                  10/1/2008     4.100        490,000.00      514,210.90
        250,000  TEXAS ST DEPT HSG & CMNTY                      7/1/2016     6.350        260,465.86      262,967.50
        210,000  TEXAS ST DEPT HSG & CMNTY                      7/1/2026     6.450        210,187.56      217,837.20
        235,000  TEXAS ST DEPT HSG & CMNTY                      1/1/2027     6.400        236,503.05      244,712.55
        800,000  TEXAS STUDENT HSG AUTH REV                     1/1/2014    11.000        800,000.00      799,720.00
        300,000  TEXAS WTR DEV BRD REV                         7/15/2006     6.300        308,439.54      307,263.00
        500,000  THREE RIVS JR COLLEGE DIST MO                  9/1/2011     7.000        500,000.00      492,775.00
      1,000,000  TOBACCO SETTLEMENT AUTH WA                     6/1/2026     6.500        994,074.82    1,003,530.00
        500,000  TOBACCO SETTLEMENT AUTH IA                     6/1/2011     5.500        501,657.75      505,850.00

See accompanying notes to investments in securities         26       (continued)

                         CLEARWATER TAX EXEMPT BOND FUND

                             Schedule of Investments

                          Year ended December 31, 2002

     Face                                                                                                                Percent
    Amount                                                      Maturity    Coupon                        Market           of
   or shares                      Security                        date       rate         Cost          Value (a)      net assets
---------------- -------------------------------------------- ------------- -------- ---------------- --------------- --------------

MUNICIPAL BONDS (Cont'd):

        750,000  TOBACCO SETTLEMENT AUTH IA                     6/1/2025     5.300  $     675,446.90      656,887.50
        250,000  TOBACCO SETTLEMENT FING CORP                   6/1/2032     5.750        241,910.17      241,232.50
        840,000  TRAVIS CNTY TX HSG FIN CORP                    6/1/2035     9.250        840,000.00      840,478.80
        205,000  TROY MICH ECONOMIC DEV CORP                   10/1/2012     6.750        208,594.64      209,891.30
        240,000  TUCSON AZ ARPT AUTH REV                        6/1/2013     5.700        249,405.28      249,115.20
        385,000  TULSA OKLA PUB FACS AUTH REC                  11/1/2012     6.200        393,798.20      406,960.40
        450,000  TURLOCK CA IRR DIST REV                        1/1/2018     5.750        456,665.35      451,561.50
        400,000  VERMONT EDL & HLTH BLDGS AGY                  6/15/2007     4.375        399,503.36      400,876.00
        205,000  VICTORIA COUNTY TEX HOSPITAL                  2/15/2012     5.400        186,119.24      204,751.95
        500,000  VISTA LAKES CMNTY DEV DIST FL                  5/1/2008     5.800        498,253.49      504,420.00
        750,000  WAUKESHA WI REDEV AUTH REV                    6/20/2043     8.000        750,000.00      740,197.50
      1,395,000  WISCONSIN ST HLTH & EDL FACS                  8/15/2013     5.750      1,288,614.44    1,413,720.90
        410,000  WISCONSIN ST HEALTH & EDL FACS                12/1/2006     6.000        421,261.35      434,194.10
        250,000  WISCONSIN ST HEALTH & EDL                     10/1/2006     5.125        259,252.81      270,775.00
        350,000  WISCONSIN ST HEALTH & EDL                     10/1/2007     5.500        368,621.52      386,169.00
        250,000  WISCONSIN ST HEALTH & EDL FACS                8/15/2022     6.600        255,703.51      255,250.00
      1,480,000  WOODHILL PUB FAC CORP TEX                     12/1/2015     7.250      1,455,514.07    1,476,196.40
        150,000  WYOMING CMNTY DEV AUTH HSG REV                12/1/2016     6.100        146,021.03      156,807.00
                                                                                     ---------------- ---------------
                                                                                       86,811,039.70   88,179,820.17         95.94%

   1,210,463.59  SSGA TAX-EXEMPT MONEY MARKET FUND                                      1,210,463.59    1,210,463.59          1.32%
                                                                                     ---------------- --------------- --------------

                 Grand Total  (d)                                                   $  89,505,399.04   91,039,993.76         99.06%
                                                                                     ================ =============== ==============

Notes to investments in securities:

             (a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

             (b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

             (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

             (d) At December 31, 2002, the cost for Federal income tax purposes was $89,505,399. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:
                         Gross unrealized appreciation         $   2,142,936.70
                         Gross unrealized depreciation              (608,341.98)
                                                                ----------------
                            Net unrealized appreciation        $   1,534,594.70
                                                                ================

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows (unaudited):

                   Geographical Diversification                                             Percent
                ----------------------------------------------------------------------------------------

                  Arizona                                                                          3.83   %
                  Florida                                                                          4.57
                  Illinois                                                                         4.90
                  Louisiana                                                                        3.89
                  Minnesota                                                                        3.86
                  Missouri                                                                         3.98
                  Pennsylvania                                                                     3.52
                  South Carolina                                                                   3.58
                  Texas                                                                           18.41
                  Wisconsin                                                                        4.92
                  Other                                                                           44.54
                                                                                        ----------------

                                                                                                 100.00   %
                                                                                        ================

See accompanying notes to investments in securities         27